UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03313

First American Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Brent G. Smith, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:        800-677-3863

Date of fiscal period end:       August 31

Date of reporting period:        February 29, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

2016 SEMIANNUAL REPORT

First American Funds, Inc.

February 29, 2016

Money Market Funds

Government Obligations Fund Prime Obligations Fund Tax Free Obligations Fund Treasury Obligations Fund U.S. Treasury Money Market Fund

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of Financial Statements

As a shareholder in First American Funds, you receive shareholder reports semi-annually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are presented by type (certificates of deposit, government agency debt, etc.) and, for Tax Free Obligations Fund, by state. This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and presents the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments as presented in the Schedule of Investments comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, and net investment income ratios. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. Expense ratios can vary across funds for a number of reasons, including differences in advisory fees and the average shareholder account size.

FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT	1

Explanation of Financial Statements

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividend information, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

2	FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT

Holdings Summaries (unaudited)

Government Obligations Fund
Portfolio Allocation as of February 29, 2016[1] (% of net assets)
Government Agency Debt	50.9%
Treasury Repurchase Agreements	33.6
Government Agency Repurchase Agreements	14.6
Treasury Debt	1.5
Other Assets and Liabilities, Net[2]	(0.6)
100.0%
Prime Obligations Fund
Portfolio Allocation as of February 29, 2016[1] (% of net assets)
Certificates of Deposit	42.4%
Asset Backed Commercial Paper	13.9
Financial Company Commercial Paper	13.3
Other Notes	7.6
Treasury Repurchase Agreements	6.1
Other Repurchase Agreements	5.8
Other Commercial Paper	5.8
Government Agency Repurchase Agreements	4.7
Government Agency Debt	0.3
Variable Rate Demand Note	0.1
100.0%
Tax Free Obligations Fund
Portfolio Allocation as of February 29, 2016[1,3] (% of net assets)
Municipal Debt	97.2%
Investment Company	1.8
Other Assets and Liabilities, Net[2]	1.0
100.0%
Treasury Obligations Fund
Portfolio Allocation as of February 29, 2016[1] (% of net assets)
Treasury Repurchase Agreements	58.5%
Treasury Debt	41.5
100.0%
U.S. Treasury Money Market Fund
Portfolio Allocation as of February 29, 2016[1] (% of net assets)
Treasury Debt	100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liablities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	See note 4 in Notes to Financial Statements for additional information on the portfolio characteristics of the fund.

FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT	3

Expense Examples           (unaudited)

Expense Example

As a shareholder of one or more of the funds you incur ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from September 1, 2015 to February 29, 2016.

Actual Expenses

For each class of each fund, two lines are presented in the table below - the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare these hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4	FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT

Government Obligations Fund
	Beginning Account Value (9/01/15)	Ending Account Value (2/29/16)	Expenses Paid During Period[1] (9/01/15 to 2/29/16)

Class A Actual[2]	$1,000.00	$1,000.03	$0.99
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.01
Class D Actual[2]	$1,000.00	$1,000.03	$1.09
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,023.77	$1.11
Class Y Actual[2]	$1,000.00	$1,000.03	$1.09
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.77	$1.11
Class Z Actual[2]	$1,000.00	$1,000.30	$0.80
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	$0.81
Institutional Investor Class Actual[2]	$1,000.00	$1,000.08	$0.99
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.01

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.20%, 0.22%, 0.22%, 0.16%, and 0.20% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended February 29, 2016 of 0.00%, 0.00%, 0.00%, 0.03%, and 0.01% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

Prime Obligations Fund
	Beginning Account Value (9/01/15)	Ending Account Value (2/29/16)	Expenses Paid During Period[3] (9/01/15 to 2/29/16)

Class A Actual[4]	$1,000.00	$1,000.08	$1.59
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.27	$1.61
Class D Actual[4]	$1,000.00	$1,000.08	$1.54
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,023.32	$1.56
Class I Actual[4]	$1,000.00	$1,000.14	$1.54
Class I Hypothetical (5% return before expenses)	$1,000.00	$1,023.32	$1.56
Class Y Actual[4]	$1,000.00	$1,000.09	$1.59
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.27	$1.61
Class Z Actual[4]	$1,000.00	$1,000.67	$0.99
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.01
Institutional Investor Class Actual[4]	$1,000.00	$1,000.33	$1.34
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.52	$1.36

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.32%, 0.31%, 0.31%, 0.32%, 0.20%, and 0.27% for Class A, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended February 29, 2016 of 0.01%, 0.01%, 0.01%, 0.01%, 0.07%, and 0.03% for Class A, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively.

FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT	5

Expense Examples          (unaudited)

Tax Free Obligations Fund
	Beginning Account Value (9/01/15)	Ending Account Value (2/29/16)	Expenses Paid During Period[1] (9/01/15 to 2/29/16)

Class A Actual[2]	$1,000.00	$1,000.00	$0.25
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.61	$0.25
Class D Actual[2]	$1,000.00	$1,000.00	$0.25
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.61	$0.25
Class Y Actual[2]	$1,000.00	$1,000.00	$0.25
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.61	$0.25
Class Z Actual[2]	$1,000.00	$1,000.00	$0.25
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.61	$0.25
Institutional Investor Class Actual[2]	$1,000.00	$1,000.00	$0.25
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.61	$0.25

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.05%, 0.05%, 0.05%, 0.05%, and 0.05% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended February 29, 2016 of 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

Treasury Obligations Fund
	Beginning Account Value (9/01/15)	Ending Account Value (2/29/16)	Expenses Paid During Period[3] (9/01/15 to 2/29/16)

Class A Actual[4]	$1,000.00	$1,000.00	$1.04
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.82	$1.06
Class D Actual[4]	$1,000.00	$1,000.00	$1.09
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,023.77	$1.11
Class Y Actual[4]	$1,000.00	$1,000.00	$1.04
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.82	$1.06
Class Z Actual[4]	$1,000.00	$1,000.26	$0.80
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	$0.81
Institutional Investor Class Actual[4]	$1,000.00	$1,000.06	$0.99
Institutional Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,023.87	$1.01
Reserve Class Actual[4]	$1,000.00	$1,000.00	$1.04
Reserve Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.82	$1.06

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.21%, 0.22%, 0.21%, 0.16%, 0.20%, and 0.21% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended February 29, 2016 of 0.00%, 0.00%, 0.00%, 0.03%, 0.01%, and 0.00% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively.

6	FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT

U.S. Treasury Money Market Fund
	Beginning Account Value (9/01/15)	Ending Account Value (2/29/16)	Expenses Paid During Period[1] (9/01/15 to 2/29/16)

Class A Actual[2]	$1,000.00	$1,000.00	$0.85
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.02	$0.86
Class D Actual[2]	$1,000.00	$1,000.00	$0.80
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	$0.81
Class Y Actual[2]	$1,000.00	$1,000.00	$0.85
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.02	$0.86
Class Z Actual[2]	$1,000.00	$1,000.14	$0.70
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.17	$0.70
Institutional Investor Class Actual[2]	$1,000.00	$1,000.00	$0.80
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	$0.81

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.17%, 0.16%, 0.17%, 0.14%, and 0.16% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended February 29, 2016 of 0.00%, 0.00%, 0.00%, 0.01%, and 0.00% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT	7

Schedule of Investments	February 29, 2016 (unaudited), all dollars are rounded to thousands (000)

Government Obligations Fund
DESCRIPTION	PAR	VALUE >
Government Agency Debt – 50.9%
Federal Farm Credit Bank
0.441%, 03/01/2016 Δ	$27,500	$27,500
0.377%, 03/15/2016 Δ	25,000	25,000
0.388%, 04/06/2016 Δ	50,000	49,999
0.378%, 04/08/2016 Δ	50,000	50,000
0.520%, 04/19/2016 Δ	52,700	52,709
0.397%, 05/13/2016 Δ	240,000	239,999
0.375%, 05/25/2016	21,000	21,003
0.412%, 06/21/2016 Δ	150,000	149,996
0.427%, 07/21/2016 ¤	50,000	49,916
0.422%, 07/22/2016 Δ	100,000	100,000
0.413%, 09/06/2016 Δ	200,000	200,008
0.527%, 11/21/2016 Δ	30,000	30,028
0.406%, 12/01/2016 Δ	50,000	50,004
0.510%, 02/16/2017 Δ	25,000	25,000
0.422%, 02/21/2017 Δ	150,000	150,000
0.450%, 03/16/2017 Δ	119,000	118,950
0.422%, 03/21/2017 Δ	25,000	24,998
0.484%, 03/29/2017 Δ	25,000	25,000
0.430%, 03/30/2017 Δ	50,000	50,000
0.418%, 04/04/2017 Δ	45,625	45,620
0.479%, 04/17/2017 Δ	75,000	75,034
0.478%, 05/24/2017 Δ	28,000	27,996
0.564%, 08/01/2017 Δ «	25,000	25,000
Federal Home Loan Bank
0.321%, 03/09/2016 ¤	80,621	80,615
4.875%, 03/11/2016	13,600	13,617
0.340%, 03/14/2016	50,000	50,000
1.125%, 03/15/2016	500	500
0.352%, 03/16/2016 ¤	100,000	99,985
0.370%, 03/18/2016 ¤	36,000	35,994
0.450%, 03/18/2016	18,580	18,582
0.220%, 04/06/2016 ¤	40,000	39,991
0.321%, 04/12/2016 ¤	100,000	99,963
0.237%, 04/13/2016 ¤	169,690	169,642
0.310%, 04/15/2016	50,000	50,000
0.244%, 04/20/2016 ¤	300,000	299,898
0.245%, 04/22/2016 ¤	100,000	99,965
0.351%, 04/26/2016 ¤	50,000	49,973
0.318%, 04/27/2016 ¤	166,196	166,112
0.294%, 04/29/2016 ¤	204,200	204,102
0.371%, 05/02/2016 ¤	18,300	18,288
0.381%, 05/06/2016 ¤	50,000	49,965
0.401%, 05/13/2016 ¤	16,390	16,377
0.391%, 05/18/2016 ¤	25,000	24,979
0.392%, 05/20/2016 ¤	57,000	56,950
0.401%, 05/25/2016 ¤	9,215	9,206
0.391%, 05/27/2016 ¤	25,000	24,976
0.391%, 05/31/2016 ¤	75,000	74,926
0.471%, 06/07/2016 ¤	30,000	29,962
0.400%, 06/17/2016	50,000	50,000
0.416%, 06/24/2016 Δ	40,000	39,998
0.463%, 06/24/2016 Δ	200,000	199,996

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
0.463%, 06/29/2016 Δ	$150,000	$150,000
0.440%, 07/08/2016	25,000	25,000
0.501%, 07/15/2016 ¤	47,500	47,410
0.491%, 07/20/2016 ¤	265,600	265,094
0.457%, 07/21/2016 Δ	35,000	35,000
0.377%, 07/22/2016 Δ	50,000	49,989
0.501%, 07/22/2016 ¤	50,000	49,901
0.513%, 07/27/2016 ¤	140,000	139,705
0.501%, 07/29/2016 ¤	50,000	49,896
0.520%, 08/04/2016	50,000	49,997
0.520%, 08/12/2016	25,000	24,999
0.532%, 08/15/2016 ¤	50,000	49,877
0.500%, 08/19/2016	33,500	33,498
0.470%, 08/22/2016	25,000	24,998
0.470%, 08/24/2016	25,000	24,996
0.396%, 08/25/2016 Δ	100,000	100,000
0.404%, 08/26/2016 Δ	50,000	50,000
0.464%, 08/26/2016 Δ	50,000	50,000
0.515%, 08/26/2016 Δ	220,000	219,998
0.450%, 08/29/2016	50,000	50,000
0.552%, 08/29/2016 ¤	25,000	24,931
0.500%, 09/01/2016	50,000	49,998
0.500%, 09/01/2016 «	30,000	29,996
0.510%, 09/09/2016	25,000	25,000
2.000%, 09/09/2016	40,000	40,338
0.481%, 10/17/2016 Δ	235,000	234,988
5.125%, 10/19/2016	35,900	36,918
0.501%, 10/27/2016 Δ	200,000	199,980
0.375%, 11/02/2016	25,000	24,957
0.384%, 01/09/2017 Δ	50,000	49,998
0.381%, 01/17/2017 Δ	100,000	99,933
0.519%, 01/23/2017 Δ	50,000	50,000
0.481%, 01/30/2017 Δ	50,000	49,993
0.484%, 02/03/2017 Δ	50,000	49,978
0.485%, 02/07/2017 Δ	50,000	49,975
0.560%, 02/08/2017 Δ	50,000	50,000
0.558%, 02/10/2017 Δ	25,000	25,000
0.397%, 02/14/2017 Δ	175,000	175,000
0.482%, 02/14/2017 Δ	250,000	249,946
0.483%, 02/17/2017 Δ	50,000	49,979
0.521%, 02/17/2017 Δ	30,000	30,000
0.558%, 02/17/2017 Δ	35,000	35,000
0.522%, 02/22/2017 Δ	75,000	75,000
0.424%, 02/28/2017 Δ	100,000	99,998
0.415%, 03/02/2017 Δ	50,000	50,000
0.362%, 03/08/2017 Δ	100,000	99,997
0.431%, 03/17/2017 Δ	50,000	49,997
0.523%, 03/27/2017 Δ	50,000	50,000
0.447%, 04/21/2017 Δ	225,000	224,940
0.569%, 05/19/2017 Δ	25,000	25,000
0.581%, 07/27/2017 Δ	25,000	24,996
0.609%, 08/25/2017 Δ	25,000	25,000
0.615%, 09/01/2017 Δ «	25,000	25,000
0.616%, 09/07/2017 Δ «	25,000	25,000

The accompanying notes are an integral part of the financial statements.

8	FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT

Government Obligations Fund (conl.)
DESCRIPTION	PAR	VALUE >
Federal Home Loan Mortgage Corporation
0.400%, 03/15/2016	$75,000	$75,004
0.295%, 03/16/2016 ¤	41,800	41,795
0.280%, 03/18/2016 ¤	50,000	49,993
0.500%, 05/13/2016	67,974	67,996
0.400%, 05/27/2016	16,715	16,714
2.500%, 05/27/2016	13,429	13,495
0.407%, 06/15/2016 Δ	75,000	74,997
0.427%, 07/21/2016 Δ	50,000	49,998
2.000%, 08/25/2016	61,011	61,481
0.486%, 08/26/2016 ¤	100,000	99,760
0.390%, 09/02/2016 Δ	50,000	50,000
0.875%, 10/14/2016	50,000	50,082
0.507%, 11/14/2016 Δ	110,000	110,006
0.750%, 03/09/2017	50,000	50,000
0.437%, 04/20/2017 Δ	75,000	74,987
0.562%, 07/21/2017 Δ	50,000	49,993
Federal National Mortgage Association
0.295%, 03/02/2016 ¤	50,000	50,000
2.250%, 03/15/2016	50,000	50,038
0.341%, 03/16/2016 ¤	25,000	24,996
0.230%, 04/06/2016 ¤	40,000	39,991
0.350%, 06/02/2016 ¤	300,000	299,729
0.401%, 07/19/2016 ¤	100,000	99,844
0.431%, 08/09/2016 ¤	100,000	99,808
0.450%, 08/16/2016 Δ	9,500	9,502
0.461%, 08/17/2016 ¤	14,749	14,717
1.250%, 09/28/2016	86,190	86,620
0.449%, 01/26/2017 Δ	40,000	40,006

Total Government Agency Debt (Cost $9,337,068)		9,337,068

Treasury Debt – 1.5%
U.S. Treasury Notes
0.500%, 06/30/2016	225,000	225,069
0.500%, 08/31/2016	50,000	49,984

Total Treasury Debt (Cost $275,053)		275,053

Government Agency Repurchase Agreements – 14.6%
BNP Paribas Securities Corp
0.300%, dated 02/29/2016, matures 03/01/2016, repurchase price $200,002 (collateralized by various government agency obligations: Total market value $204,000)	200,000	200,000

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Goldman Sachs & Company
0.280%, dated 02/29/2016, matures 03/01/2016, repurchase price $600,005 (collateralized by various government agency obligations: Total market value $612,000)	$600,000	$600,000
HSBC Securities (USA) Inc
0.280%, dated 02/29/2016, matures 03/01/2016, repurchase price $350,003 (collateralized by various government agency obligations: Total market value $357,003)	350,000	350,000
ING Financial Markets LLC
0.280%, dated 02/29/2016, matures 03/01/2016, repurchase price $575,004 (collateralized by various government agency obligations: Total market value $586,507)	575,000	575,000
Merrill Lynch, Pierce, Fenner & Smith Inc
0.300%, dated 02/29/2016, matures 03/01/2016, repurchase price $200,002 (collateralized by various government agency obligations: Total market value $204,000)	200,000	200,000
RBC Capital Markets
0.290%, dated 02/29/2016, matures 03/01/2016, repurchase price $100,001 (collateralized by various government agency obligations: Total market value $102,005)	100,000	100,000
Societe Generale/ New York Branch
0.350%, dated 02/29/2016, matures 03/01/2016, repurchase price $650,006 (collateralized by various government agency obligations: Total market value $663,000)	650,000	650,000

Total Government Agency Repurchase Agreements (Cost $2,675,000)		2,675,000

FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT	9

Schedule of Investments	February 29, 2016 (unaudited),
all dollars are rounded to thousands (000)

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Treasury Repurchase Agreements – 33.6%
Bank of Nova Scotia/NY
0.300%, dated 02/29/2016, matures 03/01/2016, repurchase price $830,574 (collateralized by U.S. Treasury obligations: Total market value $847,232)	$830,567	$830,567
BNP Paribas Securities Corp
0.290%, dated 02/29/2016, matures 03/01/2016, repurchase price $800,006 (collateralized by U.S. Treasury obligations: Total market value $816,000)	800,000	800,000
Credit Agricole Corporate & Investment Bank
0.300%, dated 02/29/2016, matures 03/01/2016, repurchase price $1,661,147 (collateralized by U.S. Treasury obligations: Total market value $1,694,465)	1,661,133	1,661,133
Federal Reserve Bank of New York
0.250%, dated 02/29/2016, matures 03/01/2016, repurchase price $1,175,008 (collateralized by U.S. Treasury obligations: Total market value $1,175,008)	1,175,000	1,175,000
HSBC Securities (USA) Inc
0.270%, dated 02/29/2016, matures 03/01/2016, repurchase price $250,002 (collateralized by U.S. Treasury obligations: Total market value $255,001)	250,000	250,000
ING Financial Markets LLC
0.280%, dated 02/25/2016, matures 03/03/2016, repurchase price $300,016 (collateralized by U.S. Treasury obligations: Total market value $306,004)	300,000	300,000

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
0.270%, dated 02/26/2016, matures 03/04/2016, repurchase price $300,016 (collateralized by U.S. Treasury obligations: Total market value $306,001)	$300,000	$300,000

Societe Generale/ New York Branch
0.340%, dated 02/29/2016, matures 03/01/2016, repurchase price $850,008 (collateralized by U.S. Treasury obligations: Total market value $867,000)	850,000	850,000

Total Treasury Repurchase Agreements (Cost $6,166,700)		6,166,700
Total Investments  – 100.6% (Cost $18,453,821)		18,453,821
Other Assets and Liabilities, Net – (0.6)%		(105,001)
Total Net Assets – 100.0%		$18,348,820

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

Δ	Variable rate security – The rate shown is the rate in effect as of February 29, 2016.

¤	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

«	Security purchased on a when-issued basis. On February 29, 2016, the total cost of investments purchased on a when-issued basis was $104,996 or 0.6% of total net assets.

▲	On February 29, 2016, the cost of investments for federal income tax purposes was approximately $18,453,821. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

The accompanying notes are an integral part of the financial statements.’

10	FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT

Prime Obligations Fund
DESCRIPTION	PAR	VALUE >
Certificates of Deposit – 42.4%
Banco del Estado de Chile/NY
0.370%, 03/01/2016	$200,000	$200,000
0.400%, 03/07/2016	35,000	35,000
0.570%, 04/04/2016	35,000	35,000
0.600%, 04/06/2016	25,000	25,000
0.570%, 04/13/2016	50,000	50,000
Bank of Montreal/Chicago
0.370%, 03/02/2016	300,000	300,000
0.360%, 03/04/2016	100,000	100,000
0.630%, 05/13/2016 Δ	30,000	30,004
Bank of Nova Scotia/Houston
0.810%, 05/09/2016 Δ	22,700	22,702
0.630%, 05/19/2016 Δ	36,500	36,508
Bank of Tokyo-Mitsubishi UFJ Ltd/NY
0.380%, 03/01/2016	75,000	75,000
BNP Paribas/Chicago
0.380%, 03/01/2016	275,000	275,000
Canadian Imperial Bank of Commerce/NY
0.360%, 03/01/2016	275,000	275,000
0.600%, 03/18/2016 Δ	88,750	88,755
0.600%, 04/15/2016 Δ	40,000	40,000
0.676%, 05/25/2016 Δ	25,000	25,000
Credit Suisse/NY
0.679%, 03/10/2016 Δ	50,000	50,000
0.570%, 03/29/2016	50,000	50,002
0.530%, 04/08/2016	25,000	25,000
0.520%, 04/18/2016	25,000	25,000
0.700%, 06/09/2016	45,000	45,000
Dnb NOR Bank ASA/NY
0.390%, 03/21/2016	35,000	35,000
0.620%, 06/16/2016	50,000	50,000
DZ Bank/NY
0.440%, 03/09/2016	40,000	40,000
0.450%, 03/17/2016	25,000	25,000
0.660%, 03/24/2016	25,000	25,003
0.610%, 04/06/2016	25,000	25,000
0.480%, 04/07/2016	25,000	24,996
0.480%, 04/11/2016	15,000	15,000
0.670%, 06/06/2016	45,000	45,001
0.680%, 06/20/2016	99,000	99,000
0.680%, 06/24/2016	50,000	50,000
HSBC Bank USA
0.620%, 05/13/2016 Δ	70,000	70,011
0.748%, 06/30/2016 Δ	25,000	25,000
Lloyds Bank PLC/NY
0.640%, 06/17/2016	25,000	25,000
Mitsubishi UFJ Trust & Banking Corp/NY
0.410%, 03/10/2016	50,000	50,000
0.430%, 03/14/2016	45,000	45,000
0.650%, 04/19/2016	35,000	35,000
0.640%, 05/17/2016	25,000	25,000
0.680%, 06/02/2016	25,000	25,000
0.710%, 06/20/2016	35,000	35,000
0.710%, 06/27/2016	25,000	25,000

Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
National Australia Bank
0.550%, 05/05/2016	$50,000	$50,000
Nordea Bank Finland Plc/NY
0.380%, 03/21/2016	50,000	50,000
0.610%, 06/01/2016	30,000	30,000
0.610%, 06/06/2016	25,000	25,000
0.610%, 06/09/2016	35,000	34,999
0.660%, 06/30/2016	30,000	30,000
Rabobank Nederland NV/NY
0.320%, 03/01/2016	50,000	50,000
0.390%, 04/04/2016	35,000	35,000
0.716%, 05/06/2016	20,000	20,002
0.670%, 06/27/2016	50,000	50,000
0.670%, 06/27/2016	50,000	50,000
Skandinaviska Enskilda Banken AB/NY
0.400%, 03/11/2016	50,000	50,000
0.400%, 03/17/2016	30,000	30,000
0.400%, 03/24/2016	25,000	25,000
Sumitomo Mitsui Banking Corp/NY
0.350%, 03/02/2016	100,000	100,000
0.700%, 03/22/2016	25,000	25,000
0.650%, 04/12/2016	40,000	40,000
0.610%, 04/21/2016	30,000	30,000
0.610%, 04/27/2016	25,000	25,000
0.698%, 05/27/2016 Δ	30,000	30,001
0.670%, 06/02/2016	25,000	25,000
0.670%, 06/09/2016	25,000	25,000
0.670%, 06/16/2016	25,000	25,000
Svenska Handelsbanken/NY
0.415%, 03/18/2016	25,000	25,000
0.450%, 03/21/2016	50,000	50,000
0.405%, 04/04/2016	25,000	25,000
0.465%, 04/12/2016	25,000	25,000
0.460%, 04/18/2016	40,000	40,000
Swedbank/NY
0.360%, 03/02/2016	350,000	350,000
Toronto-Dominion Bank/NY
0.480%, 03/16/2016	25,000	25,000
0.520%, 03/17/2016	35,000	35,000
0.450%, 03/23/2016	35,000	35,000
0.460%, 04/29/2016	35,000	35,000
0.820%, 06/23/2016	100,000	100,052
UBS AG of Stamford
0.648%, 06/06/2016 Δ	25,000	25,000
0.650%, 06/06/2016	30,000	30,000
0.670%, 06/07/2016	50,000	50,000
Wells Fargo Bank
0.510%, 03/07/2016	51,000	51,001
0.580%, 04/19/2016	100,000	100,000
0.580%, 04/20/2016	50,000	50,000
0.600%, 04/21/2016	25,000	25,000
0.630%, 05/03/2016	25,000	25,000
Total Certificates of Deposit (Cost $4,558,037)		4,558,037

FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT	11

Schedule of Investments	February 29, 2016 (unaudited), all dollars are rounded to thousands (000)

Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Asset Backed Commercial Paper ■ – 13.9%
Atlantic Asset
Securitization Corp
0.370%, 03/07/2016 ¤	$50,000	$ 49,997
0.562%, 07/22/2016 Δ	25,000	25,000
Barton Capital LLC
0.347%, 03/01/2016	89,000	89,000
CAFCO LLC
0.571%, 05/12/2016 ¤	25,000	24,972
Fairway Finance Corp
0.376%, 03/14/2016 ¤	60,000	59,992
0.421%, 03/16/2016 ¤	25,000	24,995
Gotham Funding Corp
0.350%, 03/01/2016 ¤	18,416	18,416
0.450%, 03/07/2016 ¤	35,000	34,998
0.581%, 04/18/2016 ¤	50,000	49,961
Jupiter Securitization Company LLC
0.501%, 05/03/2016 ¤	25,000	24,978
Kells Funding LLC
0.401%, 03/02/2016 ¤	25,000	25,000
0.320%, 03/08/2016 ¤	80,000	79,995
0.401%, 03/15/2016 ¤	25,000	24,996
0.581%, 04/14/2016 ¤	25,000	24,982
0.591%, 04/20/2016 ¤	20,000	19,984
0.591%, 05/04/2016 ¤	50,000	49,948
0.601%, 05/18/2016 ¤	50,000	49,935
0.621%, 05/23/2016 ¤	8,900	8,887
Liberty Street Funding LLC
0.430%, 03/01/2016 ¤	25,000	25,000
0.511%, 03/07/2016 ¤	20,000	19,998
0.421%, 03/17/2016 ¤	25,000	24,995
0.621%, 04/04/2016 ¤	25,000	24,985
0.601%, 04/13/2016 ¤	50,000	49,964
0.581%, 04/19/2016 ¤	40,000	39,969
0.601%, 05/16/2016 ¤	27,000	26,966
Manhattan Asset Funding Co
0.510%, 03/07/2016 ¤	25,000	24,998
0.510%, 03/08/2016 ¤	25,000	24,997
0.520%, 04/11/2016 ¤	37,500	37,478
Nieuw Amsterdam Receivables
0.430%, 03/15/2016 ¤	41,439	41,432
0.591%, 04/04/2016 ¤	30,000	29,983
0.621%, 06/03/2016 ¤	25,000	24,960
Old Line Funding LLC
0.501%, 03/23/2016 ¤	25,000	24,992
0.661%, 03/28/2016 ¤	30,000	29,985
0.651%, 04/15/2016 ¤	50,000	49,959
0.732%, 04/18/2016 ¤	25,000	24,976
0.732%, 05/27/2016 ¤	30,000	29,947
0.722%, 06/03/2016 ¤	30,000	29,944
0.712%, 06/10/2016 ¤	24,000	23,952

Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Thunder Bay Funding LLC
0.661%, 04/11/2016 ¤	$50,000	$ 49,963
0.651%, 04/14/2016 ¤	25,000	24,980
0.722%, 04/15/2016 ¤	20,000	19,982
0.471%, 04/18/2016 ¤	25,000	24,984
0.712%, 06/09/2016 ¤	40,000	39,921
0.698%, 06/29/2016 Δ	40,000	40,000

Total Asset Backed Commercial Paper (Cost $1,495,346)		1,495,346

Financial Company Commercial Paper – 13.3%
Australia & New Zealand Banking Group LTD
0.611%, 06/01/2016 ■ ¤	25,000	24,961
0.611%, 06/02/2016 ■ ¤	30,100	30,053
CDP Financial Inc
0.361%, 03/01/2016 ■ ¤	12,000	12,000
0.641%, 03/15/2016 ■ ¤	19,050	19,045
0.351%, 03/22/2016 ■ ¤	30,000	29,994
0.587%, 04/14/2016 ■ ¤	65,000	64,954
0.595%, 04/20/2016 ■ ¤	52,000	51,957
0.461%, 04/29/2016 ■ ¤	50,000	49,962
0.651%, 06/17/2016 ■ ¤	20,000	19,961
CPPIB Capital Inc
0.401%, 04/05/2016 ■ ¤	25,000	24,990
Credit Suisse/NY
0.551%, 04/11/2016 ¤	25,000	24,984
ING Funding LLC
0.461%, 03/24/2016 ¤	30,000	29,991
0.515%, 04/01/2016 ¤	70,000	69,969
0.601%, 04/04/2016 ¤	35,000	34,980
0.611%, 04/06/2016 ¤	30,000	29,982
0.672%, 06/02/2016 ¤	15,000	14,974
Macquarie Bank LTD
0.420%, 03/01/2016 ■ ¤	30,000	30,000
0.421%, 03/04/2016 ■ ¤	50,000	49,998
0.681%, 03/18/2016 ■ ¤	20,000	19,993
0.668%, 04/08/2016 Δ ■	30,000	30,004
0.611%, 04/12/2016 ■ ¤	25,000	24,982
0.451%, 04/19/2016 ■ ¤	25,000	24,985
0.628%, 05/03/2016 ■ ¤	43,150	43,103
National Australia Bank Limited
0.415%, 03/07/2016 ■ ¤	30,000	29,998
Nederlandse Waterschapsbank NV
0.581%, 04/14/2016 ■ ¤	50,000	49,965
0.621%, 06/16/2016 ■ ¤	50,000	49,908
PSP Capital Inc
0.571%, 04/04/2016 ■ ¤	15,000	14,992
0.571%, 04/05/2016 ■ ¤	50,000	49,972
0.581%, 04/12/2016 ■ ¤	22,000	21,985

The accompanying notes are an integral part of the financial statements.

12	FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT

Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
0.591%, 04/14/2016 ■ ¤	$25,000	$24,982
0.581%, 04/18/2016 ■ ¤	50,000	49,961
0.561%, 04/20/2016 ■ ¤	54,000	53,958
0.621%, 06/21/2016 ■ ¤	25,000	24,952
Rabobank Nederland NV/NY
0.390%, 03/10/2016 ¤	65,000	64,994
Siemens Capital Co LLC
0.380%, 03/11/2016 ■ ¤	50,000	49,995
Suncorp Metway LTD
0.461%, 03/07/2016 ■ ¤	20,000	19,998
0.671%, 04/06/2016 ■ ¤	15,000	14,990
0.671%, 04/11/2016 ■ ¤	30,000	29,977
0.521%, 04/13/2016 ■ ¤	25,000	24,985
0.531%, 04/14/2016 ■ ¤	14,000	13,991
0.551%, 04/20/2016 ■ ¤	20,000	19,985
0.612%, 05/09/2016 ■ ¤	15,000	14,982
0.612%, 05/12/2016 ■ ¤	13,000	12,984
0.752%, 06/23/2016 ■ ¤	30,000	29,929
Total Financial Company Commercial Paper (Cost $1,423,305)		1,423,305

Other Notes – 7.6%
Australia & New Zealand Banking Group LTD
3.250%, 03/01/2016 ■	15,225	15,225
Credit Agricole, Cayman Islands Branch – Time Deposit
0.300%, 03/01/2016	300,247	300,247
DnB Bank ASA – Georgetown, Cayman Islands Branch – Time Deposit
0.270%, 03/01/2016	150,000	150,000
ING Bank NV
4.000%, 03/15/2016 ■	35,000	35,047
MassMutual Global Funding II
3.125%, 04/14/2016 ■	12,479	12,519
Royal Bank of Canada
0.850%, 03/08/2016	7,855	7,856
2.875%, 04/19/2016	29,810	29,902
Skandinaviska Enskilda Banken, Cayman Islands Branch – Time Deposit
0.280%, 03/01/2016	175,000	175,000
Svenska Handelsbanken AB
0.620%, 03/15/2016 Δ ■	65,000	65,000
Wells Fargo Bank
0.632%, 10/14/2016 Δ	20,000	20,000
Total Other Notes (Cost $810,796)		810,796

Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Other Commercial Paper – 5.8%
Coca-Cola Co
0.501%, 03/16/2016 ■ ¤	$30,000	$29,994
0.411%, 04/21/2016 ■ ¤	21,000	20,988
0.611%, 06/02/2016 ■ ¤	50,000	49,921
Exxon Mobil Corp
0.380%, 03/15/2016 ¤	50,000	49,992
IBM Corp
0.450%, 03/22/2016 ■ ¤	39,150	39,140
Total Capital Canada LTD
0.551%, 04/13/2016 ■ ¤	100,000	99,934
Toyota Credit Canada Inc
0.431%, 03/07/2016 ¤	35,000	34,997
0.421%, 04/01/2016 ¤	25,000	24,991
0.501%, 04/27/2016 ¤	25,000	24,980
0.642%, 06/23/2016 ¤	50,000	49,899
Toyota Motor Credit Corp
0.391%, 03/01/2016	35,000	35,000
0.401%, 03/04/2016 ¤	35,000	34,999
0.401%, 03/08/2016 ¤	35,000	34,997
0.411%, 04/11/2016 ¤	30,000	29,986
0.581%, 04/20/2016 ¤	30,000	29,976
0.591%, 04/21/2016 ¤ «	35,000	34,971
Total Other Commercial Paper (Cost $624,765)		624,765

Government Agency Debt – 0.3%
Federal Home Loan Bank
0.400%, 06/17/2016
(Cost $28,500)	28,500	28,500

Variable Rate Demand Note Δ – 0.1%
Yavapai County Industrial Development Authority Revenue, Drake Cement LLC Project (LOC: Bank of Nova Scotia)
0.380%, 03/07/2016
(Cost $9,375)	9,375	9,375

Government Agency Repurchase Agreements – 4.7%
Bank of Nova Scotia/NY 0.320%, dated 02/29/2016, matures 03/01/2016, repurchase price $400,004 (collateralized by various government agency obligations: Total market value $408,000)	400,000	400,000

FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT	13

Schedule of Investments	February 29, 2016 (unaudited), all dollars are rounded to thousands (000)

Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
RBC Capital Markets LLC 0.300%, dated 02/29/2016, matures 03/01/2016, repurchase price $100,001 (collateralized by various government agency obligations: Total market value $102,000)	$100,000	$100,000
Total Government Agency Repurchase Agreements (Cost $500,000)		500,000

Treasury Repurchase Agreements – 6.1%
Bank of Nova Scotia/NY 0.300%, dated 02/29/2016, matures 03/01/2016, repurchase price $219,219 (collateralized by U.S. Treasury obligations: Total market value $223,625)	219,217	219,217
Credit Agricole Corporate & Investment Bank 0.300%, dated 02/29/2016, matures 03/01/2016, repurchase price $438,438 (collateralized by U.S. Treasury obligations: Total market value $447,250)	438,434	438,434
Total Treasury Repurchase Agreements (Cost $657,651)		657,651

Other Repurchase Agreements – 5.8%
BNP Paribas Securities Corp 0.430%, dated 02/29/2016, matures 04/04/2016, repurchase price $120,050 (collateralized by various securities: Total market value $126,000) ¥	120,000	120,000

Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
HSBC Securities (USA) Inc 0.380%, dated 02/29/2016, matures 03/01/2016, repurchase price $120,001 (collateralized by various securities: Total market value $126,003)	$120,000	$120,000
ING Financial Markets LLC 0.380%, dated 02/29/2016, matures 03/01/2016, repurchase price $120,001 (collateralized by various securities: Total market value $141,758)	135,000	135,000
JP Morgan Securities LLC 0.570%, dated 02/29/2016, matures 04/04/2016, repurchase price $150,083 (collateralized by various securities: Total market value $157,502) ¥	150,000	150,000
Merrill Lynch, Pierce, Fenner & Smith Inc 0.530%, dated 02/29/2016, matures 04/04/2016, repurchase price $100,052 (collateralized by various securities: Total market value $105,000) ¥	100,000	100,000
Total Other Repurchase Agreements (Cost $625,000)		625,000
Total Investments ▲ – 100.0% (Cost $10,732,775)		10,732,775
Other Assets and Liabilities, Net – 0.0%		402
Total Net Assets – 100.0%		$10,733,177

The accompanying notes are an integral part of the financial statements.

14	FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT

Prime Obligations Fund (concl.)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

Δ	Variable Rate Security – The rate shown is the rate in effect as of February 29, 2016.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of February 29, 2016, the value of these investments was $3,016,545 or 28.1% of total net assets.

¤	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

«	Security purchased on a when-issued basis. On February 29, 2016, the total cost of investments purchased on a when-issued basis was $34,971 or 0.3% of total net assets.

¥	Security considered illiquid. As of February 29, 2016, the value of these investments was $370,000 or 3.4% of total net assets. See note 2 in notes to Financial Statements.

▲	On February 29, 2016, the cost of investments for federal income tax purposes was approximately $10,732,775. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

LOC – Letter of Credit

FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT	15

Schedule of Investments	February 29, 2016 (unaudited),
all dollars are rounded to thousands (000)

Tax Free Obligations Fund
DESCRIPTION	PAR	VALUE >
Municipal Debt – 97.2%
Alabama – 1.4%
The Mobile Downtown
Redevelopment Authority
Gulf Opportunity Zone
Revenue Bonds,
Series 2011B (LOC:
Wells Fargo Bank)
0.020%, 03/07/2016 Δ	$10,455	$10,455
Alaska – 0.9%
Valdez, Alaska Marine Terminal
Revenue Refunding, Exxon
Pipeline Company Project,
Series 1993A
0.010%, 03/01/2016 Δ	5,795	5,795
Valdez, Alaska Marine Terminal
Revenue Refunding, Exxon
Pipeline Company Project,
Series 1993C
0.010%, 03/01/2016 Δ	1,080	1,080
		6,875
California – 1.8%
California Health Facilities
Authority, Catholic
Healthcare, Series C (LOC:
JPMorgan Chase Bank)
0.100%, 03/07/2016 Δ	14,200	14,200
Colorado – 2.8%
City and County of Denver,
Colorado, Multifamily
Housing Revenue, Garden
Court Community Project,
Series 2008 (INS: FNMA)
0.020%, 03/07/2016 Δ	7,195	7,195
City of Colorado Springs,
Colorado Revenue Bonds,
Colorado Springs Fine Arts
Center Project, Series 2006
(LOC: Wells Fargo Bank)
0.070%, 03/07/2016 Δ	1,455	1,455
Colorado Educational &
Cultural Facilities Authority,
National Jewish Federation
Bond Program, Series B-5
(LOC: TD Bank)
0.010%, 03/01/2016 Δ	4,800	4,800

Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Colorado Educational &
Cultural Facilities Authority,
The Nature Conservancy,
Series 2002A
0.010%, 03/07/2016 Δ	$8,094	$8,094
		21,544
Connecticut – 0.7%
Connecticut Health &
Educational Facility
Authority Revenue, Yale
University, Series V-2
0.010%, 03/01/2016 Δ	5,000	5,000
District of Columbia – 1.5%
District of Columbia Housing
Finance Agency, Multifamily
Housing Revenue Bonds,
Series 2012 (INS: FHLMC)
0.010%, 03/07/2016 Δ	5,250	5,250
District of Columbia,
Medlantic/Helix Issue,
Series 1998A (LOC: PNC
Bank)
0.010%, 03/07/2016 Δ	3,555	3,555
District of Columbia,
Progressive Life Center,
Series 2008A (LOC: Branch
Banking & Trust)
0.020%, 03/07/2016 Δ	3,025	3,025
		11,830
Florida – 1.7%
North Broward Hospital
District, Series 2008A (LOC:
TD Bank)
0.010%, 03/07/2016 Δ	4,585	4,585
Orange County Health
Facilities Authority, Orlando
Regional Healthcare, Series
2008E (LOC: Branch
Banking & Trust)
0.020%, 03/07/2016 Δ	4,300	4,300
The School Board of
Orange County, Florida
Certificates of Participation,
Series 2008C (LOC: Bank
of America)
0.020%, 03/07/2016 Δ	4,130	4,130
		13,015

The accompanying notes are an integral part of the financial statements.

16	FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT

Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Illinois – 13.7%
City of Chicago, Second Lien
Water Revenue Refunding
Bonds, Series 2004-2
(LOC: State Street Bank
& Trust Co.)
0.030%, 03/07/2016 Δ	$25,775	$25,775
City of Chicago, Water
Revenue Refunding
Bonds, Series 2004-1
(LOC: Bank of Tokyo)
0.030%, 03/07/2016 Δ	9,980	9,980
Elmhurst, Illinois Revenue
Adjustable Bond, Series
1988 (LOC: JPMorgan
Chase Bank)
0.020%, 03/07/2016 Δ	3,795	3,795
Illinois Development Finance
Authority, American College
of Surgeons, Series 1996
(LOC: Northern Trust
Company)
0.030%, 03/07/2016 Δ	3,400	3,400
Illinois Development Finance
Authority, Lake Forest
Academy, Series 1994
(LOC: Northern Trust
Company)
0.010%, 03/07/2016 Δ	6,255	6,255
Illinois Development Finance
Authority, Lake Forest
Academy, Series 2000
(LOC: Northern Trust
Company)
0.010%, 03/07/2016 Δ	6,000	6,000
Illinois Educational Facilities
Authority, The Newberry
Library, Series 1988 (LOC:
Northern Trust Company)
0.010%, 03/07/2016 Δ	2,700	2,700
Illinois Finance Authority,
Chicago Horticultural
Society, Series 2008 (LOC:
Northern Trust Company)
0.010%, 03/07/2016 Δ	9,000	9,000
Illinois Finance Authority,
Presbyterian Homes
Lake Forest Place Project,
Series 2006 (LOC: Northern
Trust Company)
0.010%, 03/07/2016 Δ	9,200	9,200

Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Illinois Finance Authority,
Richard Driehaus
Foundation, Series 2005
(LOC: Northern Trust
Company)
0.010%, 03/07/2016 Δ	$12,100	$12,100
University of Illinois, Health
Services Facilities, The
Board of Trustees of the
University of Illinois, Series
1997B (LOC: Wells Fargo
Bank)
0.010%, 03/07/2016 Δ	9,200	9,200
Village of Romeoville, Will
County, Illinois, Lewis
University, Series 2006
(LOC: Wells Fargo Bank)
0.010%, 03/01/2016 Δ	1,050	1,050
Warren County, Monmouth
College Project, Series
2002 (LOC: PNC Bank)
0.030%, 03/07/2016 Δ	7,380	7,380
		105,835
Indiana – 0.4%
Indiana Finance Authority,
Sisters of St. Francis
Health Services, Inc.,
Series 2008F (LOC: Bank
of New York Mellon)
0.020%, 03/07/2016 Δ	3,025	3,025
Iowa – 0.7%
Iowa City Community School
District, Services and Use
Tax Revenue Bonds,
Series 2015
2.000%, 06/01/2016	3,950	3,966
Iowa Finance Authority,
Mississippi Valley Regional
Blood Center Project,
Series 2003 (LOC:
Wells Fargo Bank)
0.020%, 03/07/2016 Δ	1,190	1,190
		5,156
Kentucky – 1.1%
Kentucky Health Care
Facility, Bon Secours
Health System, Series
2002B (LOC: JPMorgan
Chase Bank)
0.060%, 03/07/2016 Δ	8,765	8,765

FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT	17

Schedule of Investments	February 29, 2016 (unaudited),
all dollars are rounded to thousands (000)

Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Louisiana – 5.4%
Louisiana Local Government
Environmental Facilities
and Community
Development Authority,
NSU Facilities Corporation
Project, Series 2007B
(INS: FHLB)
0.030%, 03/07/2016 Δ	$20,000	$20,000
Louisiana Public Facilities
Authority, Revenue Bonds,
Dynamic Fuels, LLC
Project, Series 2008
(LOC: Bank of America)
0.010%, 03/01/2016 Δ	14,950	14,950
Louisiana Public Facilities
Authority, Revenue
Refunding Bonds,
Christus Health, Series
2009B2 (LOC: Bank of
New York Mellon)
0.030%, 03/07/2016 Δ	6,700	6,700
		41,650
Maryland – 4.5%
Maryland Health & Higher
Educational Facilities
Authority, Peninsula
Regional Medical
Center, Series 1985A
(LOC: TD Bank)
0.020%, 03/07/2016 Δ	26,450	26,450
Maryland Health & Higher
Educational Facilities
Authority, University of
Maryland Medical
System, Series 2007A
(LOC: Wells Fargo Bank)
0.010%, 03/07/2016 Δ	6,465	6,465
Prince George’s County,
Maryland General
Obligation Bonds,
Series 2013A
4.000%, 03/01/2016	1,860	1,860
		34,775
Michigan – 2.9%
Michigan Higher Education
Facilities Authority, Albion
College Project, Series
2006 (LOC: JPMorgan
Chase Bank)
0.010%, 03/07/2016 Δ	9,410	9,410

Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Regents of The University of
Michigan, General Revenue
Bonds, Series 2012D-1
0.010%, 03/01/2016 Δ	$1,200	$1,200
University of Michigan
(Commercial Paper)
0.030%, 03/17/2016	11,510	11,510
		22,120
Minnesota – 11.8%
City of Minnetonka, The Cliffs
at Ridgedale, Series 1995
(INS: FNMA)
0.010%, 03/07/2016 Δ	8,150	8,150
City of St. Francis, Minnesota
General Obligation
Temporary Sewer Revenue
Bonds, Series 2015B
1.000%, 11/01/2016	8,105	8,115
Eden Prairie Multifamily
Housing Revenue, Park at
City West Apartments,
Series 2001 (INS: FHLMC)
0.010%, 03/07/2016 Δ	14,805	14,805
Metropolitan Council,
General Obligation
Bonds, Series 2015A
5.000%, 03/01/2016	16,050	16,050
Minnesota Higher Education
Facilities Authority, Carleton
College, Series Five-G (SPA:
JPMorgan Chase Bank)
0.080%, 03/07/2016 Δ	6,000	6,000
Minnesota Housing Finance
Agency, Residential
Housing Finance Bonds,
Series 2015G (SPA: Royal
Bank of Canada)
0.010%, 03/07/2016 Δ	4,500	4,500
University of Minnesota
(Commercial Paper)
0.020%, 03/03/2016	9,000	9,000
0.020%, 03/03/2016	13,750	13,750
0.030%, 03/17/2016	10,410	10,410
		90,780
Mississippi – 2.5%
Jackson County, Mississippi
Pollution Control, Chevron
U.S.A. Inc. Project,
Series 1993
0.010%, 03/01/2016 Δ	6,000	6,000

The accompanying notes are an integral part of the financial statements.

18	FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT

Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Mississippi Business Finance,
Gulf Opportunity Zone
Industrial Development
Revenue, Chevron U.S.A.,
Series 2007E
0.010%, 03/01/2016 Δ	$5,600	$5,600
Mississippi Business Finance,
Gulf Opportunity Zone
Industrial Development
Revenue, Chevron U.S.A.,
Series 2009C
0.010%, 03/01/2016 Δ	1,010	1,010
Mississippi Business Finance,
Gulf Opportunity Zone
Industrial Development
Revenue, Chevron U.S.A.,
Series 2009E
0.010%, 03/01/2016 Δ	2,200	2,200
Mississippi Business Finance,
Gulf Opportunity Zone
Industrial Development
Revenue, Chevron
U.S.A., Series 2010F
0.010%, 03/07/2016 Δ	600	600
Mississippi Business Finance,
Gulf Opportunity Zone
Industrial Development
Revenue, Chevron
U.S.A., Series 2010G
0.010%, 03/01/2016 Δ	2,755	2,755
Mississippi Business Finance,
Gulf Opportunity Zone
Industrial Development
Revenue, Chevron
U.S.A., Series 2010H
0.010%, 03/01/2016 Δ	1,200	1,200
		19,365
Missouri – 2.6%
Curators University of Missouri
(Commercial Paper)
0.050%, 03/03/2016	20,000	20,000
Missouri Health & Educational
Facilities Authority, The
Washington University,
Series D (SPA: Wells
Fargo Bank)
0.010%, 03/01/2016 Δ	320	320
		20,320
Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
New York – 8.6%
Metropolitan Transportation
Authority Transportation
Revenue Variable Rate
Bonds, Series 2015E-2
(LOC: Bank of Tokyo)
0.010%, 03/07/2016 Δ	$6,325	$6,325
Metropolitan Transportation
Authority, Transportation
Revenue Bond Anticipation
Notes, Series 2015B-1
0.500%, 08/01/2016	15,000	15,008
New York City Health and
Hospitals Corporations,
Health System Bonds,
Series C (LOC: TD Bank)
0.010%, 03/07/2016 Δ	9,300	9,300
New York State Housing
Finance Agency, Dock
Street Housing Revenue
Bonds, Series 2012A (LOC:
Wells Fargo Bank)
0.010%, 03/02/2016 Δ	6,900	6,900
The City of New York, General
Obligation Bonds, Series
E-4 (LOC: Bank of America)
0.010%, 03/07/2016 Δ	7,290	7,290
The City of New York, General
Obligation Bonds, Series
H-6 (LOC: Bank of America)
0.010%, 03/07/2016 Δ	7,000	7,000
The City of New York,
General Obligation Bonds,
Fiscal 2012 Series A-4
(LOC: Bank of Tokyo)
0.010%, 03/07/2016 Δ	15,000	15,000
		66,823
North Carolina – 3.7%
City of Charlotte, Charlotte
Douglas International
Airport, Series 2007B (LOC:
Bank of America)
0.020%, 03/07/2016 Δ	1,790	1,790
North Carolina Capital
Facilities Finance Agency,
Salem Academy and
College Project, Series
2005 (LOC: Branch
Banking & Trust)
0.020%, 03/07/2016 Δ	5,910	5,910

FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT	19

Schedule of Investments	February 29, 2016 (unaudited),
all dollars are rounded to thousands (000)

Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
State of North Carolina,
Capital Improvement
Limited Obligation
Bonds, Series 2011C
5.000%, 05/01/2016	$ 7,760	$7,823
State of North Carolina,
General Obligation
Refunding Bonds,
Series 2009A
5.000%, 03/01/2016	10,000	10,000
Wake County Industrial
Facilities & Pollution
Control Financing Authority,
Wake Enterprises, Series
2009 (LOC: Branch
Banking & Trust)
0.020%, 03/07/2016 Δ	2,685	2,685
		28,208
Ohio – 1.8%
City of Blue Ash, Ursuline
Academy of Cincinnati,
Series 2008 (LOC: PNC
Bank)
0.020%, 03/07/2016 Δ	12,155	12,155
Franklin County, Health Care
Facilities Improvement
Revenue, Ohio Presbyterian
Retirement Services, Series
2006A (LOC: PNC Bank)
0.010%, 03/07/2016 Δ	2,000	2,000
		14,155
South Carolina – 0.2%
South Carolina Jobs –
Economic Development
Authority, Heathwood
Hall Episcopal School
Project, Series 2001
(LOC: Wells Fargo Bank)
0.020%, 03/07/2016 Δ	1,900	1,900
Texas – 7.9%
Board of Regents of the
University of Texas
System, Series 2007B
0.010%, 03/07/2016 Δ	10,100	10,100
Lower Neches Valley
Industrial Development
Authority, ExxonMobil
Project, Series 2010
0.010%, 03/01/2016 Δ	2,700	2,700

Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Lower Neches Valley Industrial
Development Authority,
ExxonMobil Project,
Series 2011
0.010%, 03/01/2016 Δ	$18,515	$18,515
Lower Neches Valley Industrial
Development Authority,
ExxonMobil Project,
Series 2012
0.010%, 03/01/2016 Δ	1,650	1,650
Texas A&M University
(Commercial Paper)
0.060%, 05/02/2016	8,000	8,000
University of Texas
(Commercial Paper)
0.070%, 03/10/2016	20,350	20,350
		61,315
Vermont – 1.0%
Vermont State Housing
Finance Agency, West Block
University of Vermont
Apartments, Winooski,
Series 2004A (LOC:
Sovereign Bank) (LOC:
Bank of New York Mellon)
0.020%, 03/07/2016 Δ	7,665	7,665
Virginia – 6.5%
Commonwealth Transportation
Board, Virginia
Transportation Capital
Projects Revenue
Bonds, Series 2012
5.000%, 05/15/2016	14,725	14,870
Fairfax County Economic
Development Authority,
Smithsonian Institution,
Series B (SPA: Northern
Trust Company)
0.010%, 03/07/2016 Δ	12,000	12,000
Loudoun County Industrial
Development Authority,
Howard Hughes Medical
Institute, Series 2003E
0.010%, 03/07/2016 Δ	6,635	6,635
Loudoun County Industrial
Development Authority,
Howard Hughes Medical
Institute, Series 2003F
0.010%, 03/07/2016 Δ	9,820	9,820

The accompanying notes are an integral part of the financial statements.

20	FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT

Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Portsmouth Redevelopment &
Housing Authority, Phoebus
Square Apartments, Series
2008 (LOC: FHLMC)
0.100%, 03/07/2016 Δ	$ 7,200	$7,200
		50,525
Washington – 6.8%
City of Seattle, Washington
Limited Tax General
Obligation Improvement
and Refunding Bonds,
Series 2014
5.000%, 05/01/2016	6,785	6,840
King County, Washington,
Multi-Model Limited Tax
General Obligation Bonds,
Series A (SPA: State Street
Bank & Trust Co.)
0.020%, 03/07/2016 Δ	23,000	23,000
Tacoma School District No. 10
Pierce County, Washington
Unlimited Tax General
Obligation and Refunding
Bond, 2015
2.000%, 06/01/2016	7,540	7,574
Washington State Housing
Finance Commission,
Franke Tobey Jones Project,
Series 2003 (LOC: Wells
Fargo Bank)
0.020%, 03/07/2016 Δ	10,100	10,100
Washington State Housing
Finance Commission,
Willow Tree Grove
Apartments Project, Series
2011 (LOC: FHLMC)
0.020%, 03/07/2016 Δ	4,900	4,900
		52,414
Wisconsin – 4.2%
Dane County, Wisconsin
General Obligation
Promissory Notes,
Series 2015A
2.000%, 06/01/2016	4,575	4,594
Wisconsin State Health &
Educational Facilities
Authority, Aurora
Health Care, Inc.,
Series 1999C (LOC:
JPMorgan Chase Bank)
0.010%, 03/07/2016 Δ	28,120	28,120
		32,714

Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Wyoming – 0.1%
Unita County, Wyoming
Pollution Control,
Chevron U.S.A. Inc.
Project, Series 1993
0.010%, 03/01/2016 Δ	$560	$560
Total Municipal Debt
(Cost $750,989)		750,989

	SHARES
Investment Company Ω – 1.8%
Dreyfus Tax Exempt
Cash Management
Fund, Institutional
Shares, 0.010%
(Cost $14,000)	14,000,000	14,000
Total Investments ▲ – 99.0%
(Cost $764,989)		764,989
Other Assets and Liabilities, Net – 1.0%		7,901
Total Net Assets – 100.0%		$772,890

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
Δ	Variable Rate Security – The rate shown is the rate in effect as of February 29, 2016.
Ω	The rate shown is the annualized seven-day effective yield as of February 29, 2016.
▲	On February 29, 2016, the cost of investments for federal income tax purposes was approximately $764,989. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FHLB –	Federal Home Loan Bank
FHLMC –	Federal Home Loan Mortgage Corporation
FNMA –	Federal National Mortgage Association
INS –	Insured
LOC –	Letter of Credit
SPA –	Standby Purchase Agreement

FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT	21

Schedule of Investments	February 29, 2016 (unaudited), all dollars are rounded to thousands (000)

Treasury Obligations Fund

DESCRIPTION	PAR	VALUE >
Treasury Debt - 41.5%
U.S. Treasury Notes
0.375%, 03/15/2016	$350,000	$350,014
0.250%, 04/15/2016	150,000	149,979
0.375%, 04/30/2016	100,000	99,988
2.000%, 04/30/2016	250,000	250,679
2.625%, 04/30/2016	250,000	250,934
0.500%, 06/30/2016	25,000	25,007
0.625%, 07/15/2016	35,000	34,997
0.500%, 07/31/2016	200,000	199,941
1.500%, 07/31/2016	100,000	100,427
0.500%, 08/31/2016	250,000	250,105
1.000%, 08/31/2016	475,000	476,092
3.000%, 08/31/2016	50,000	50,663
0.875%, 09/15/2016	50,000	50,090
0.500%, 09/30/2016	75,000	74,971
0.625%, 10/15/2016	150,000	150,086
0.373%, 10/31/2016 Δ	223,000	222,894
0.375%, 10/31/2016	100,000	99,885
1.000%, 10/31/2016	50,000	50,148
0.404%, 01/31/2017 Δ	160,000	159,996
0.397%, 07/31/2017 Δ	50,000	49,962
0.488%, 10/31/2017 Δ	150,000	149,878
0.592%, 01/31/2018 Δ	270,000	270,188

Total Treasury Debt (Cost $3,516,924)		3,516,924

Treasury Repurchase Agreements - 58.5%
Bank of Montreal
0.280%, dated 02/29/2016,
matures 03/01/2016,
repurchase price $100,001
(collateralized by U.S.
Treasury obligations:
Total market
value $102,000)	100,000	100,000
Bank of Nova Scotia/NY
0.300%, dated 02/29/2016,
matures 03/01/2016,
repurchase price $350,219
(collateralized by U.S.
Treasury obligations:
Total market
value $357,143)	350,216	350,216
BNP Paribas Securities Corp
0.290%, dated 02/29/2016,
matures 03/01/2016,
repurchase price $525,004
(collateralized by U.S.
Treasury obligations:
Total market
value $535,500)	525,000	525,000

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
Credit Agricole Corporate &
Investment Bank
0.300%, dated 02/29/2016,
matures 03/01/2016,
repurchase price $700,439
(collateralized by U.S.
Treasury obligations:
Total market
value $714,286)	$700,433	$700,433
Federal Reserve Bank
of New York
0.250%, dated 02/29/2016,
matures 03/01/2016,
repurchase price $825,006
(collateralized by U.S.
Treasury obligations:
Total market
value $825,006)	825,000	825,000
HSBC Securities (USA) Inc
0.270%, dated 02/29/2016,
matures 03/01/2016,
repurchase price $550,004
(collateralized by U.S.
Treasury obligations:
Total market
value $561,002)	550,000	550,000
ING Financial Markets LLC
0.290%, dated 02/24/2016,
matures 03/02/2016,
repurchase price $300,017
(collateralized by U.S.
Treasury obligations:
Total market
value $306,002)	300,000	300,000
Merrill Lynch, Pierce,
Fenner & Smith Inc
0.300%, dated 02/29/2016,
matures 03/01/2016,
repurchase price $150,001
(collateralized by U.S.
Treasury obligations:
Total market
value $153,000)	150,000	150,000
Societe Generale/
New York Branch
0.320%, dated 02/23/2016,
matures 03/01/2016,
repurchase price $200,012
(collateralized by U.S.
Treasury obligations:
Total market
value $204,000)	200,000	200,000

The accompanying notes are an integral part of the financial statements.

22	FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT

Treasury Obligations Fund (concl.)

DESCRIPTION	PAR	VALUE >
0.340%, dated 02/29/2016,
matures 03/01/2016,
repurchase price $750,007
(collateralized by U.S.
Treasury obligations: Total
market value $765,000)	$750,000	$750,000
TD Securities USA LLC
0.300%, dated 02/29/2016,
matures 03/01/2016,
repurchase price $500,004
(collateralized by U.S.
Treasury obligations: Total
market value $510,000)	500,000	500,000
Total Treasury Repurchase
Agreements
(Cost $4,950,649)		4,950,649
Total Investments ▲ – 100.0%
(Cost $8,467,573)		8,467,573
Other Assets and Liabilities, Net – 0.0%		4,198
Total Net Assets – 100.0%		$8,471,771

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
Δ	Variable rate security – The rate shown is the rate in effect as of February 29, 2016.
▲	On February 29, 2016, the cost of investments for federal income tax purposes was approximately $8,467,573. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT	23

Schedule of Investments	February 29, 2016 (unaudited), all dollars are rounded to thousands (000)

U.S. Treasury Money Market Fund

DESCRIPTION	PAR	VALUE >
Treasury Debt – 100.0%
U.S. Treasury Bills Ä
0.155%, 03/03/2016	$79,676	$79,675
0.229%, 03/10/2016	83,308	83,303
0.242%, 03/17/2016	68,217	68,209
0.242%, 03/24/2016	83,095	83,082
0.251%, 04/07/2016	72,961	72,942
0.264%, 04/14/2016	3,021	3,020
0.248%, 04/21/2016	14,909	14,904
0.248%, 04/28/2016	32,308	32,295
0.283%, 05/05/2016	78,194	78,153
0.273%, 05/12/2016	75,000	74,958
0.288%, 05/19/2016	37,927	37,903
0.312%, 05/26/2016	35,000	34,973
U.S. Treasury Notes
0.375%, 03/15/2016	4,131	4,131
0.250%, 04/15/2016	46,035	46,030
0.375%, 04/30/2016	90,902	90,903
0.389%, 04/30/2016 Δ	15,769	15,769
2.000%, 04/30/2016	27,016	27,090
0.375%, 05/31/2016	19,710	19,711
3.250%, 05/31/2016	7,842	7,896
0.500%, 06/15/2016	3,014	3,013
0.390%, 07/31/2016 Δ	5,000	5,000
0.500%, 07/31/2016	4,112	4,110
1.500%, 07/31/2016	10,000	10,040
0.625%, 08/15/2016	4,981	4,983
0.500%, 08/31/2016	2,159	2,158
1.000%, 08/31/2016	12,397	12,426
0.500%, 09/30/2016	7,551	7,547
0.373%, 10/31/2016 Δ	27,000	26,985
0.404%, 01/31/2017 Δ	10,000	10,000
0.394%, 04/30/2017 Δ	30,000	30,002
0.397%, 07/31/2017 Δ	27,353	27,324
0.488%, 10/31/2017 Δ	15,000	14,997

Total Treasury Debt
(Cost $1,033,532)		1,033,532
Total Investments ▲ – 100.0%
(Cost $1,033,532)		1,033,532
Other Assets and Liabilities, Net – 0.0%		325
Total Net Assets – 100.0%		$1,033,857

U.S. Treasury Money Market Fund (concl.)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
Ä	Rate shown is effective yield as of February 29, 2016.
Δ	Variable rate security – The rate shown is the rate in effect as of February 29, 2016.
▲	On February 29, 2016, the cost of investments for federal income tax purposes was approximately $1,033,532. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

The accompanying notes are an integral part of the financial statements.

24	FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT

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Statements of Assets and Liabilities	February 29, 2016 (unaudited), all dollars and shares are rounded to thousands (000), except per share data

	Government Obligations Fund	Prime Obligations Fund	Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
ASSETS:
Investments, in securities, at value (note 2)	$9,612,121	$8,950,124	$764,989	$3,516,924	$1,033,532
Repurchase agreements, at value (note 2)	8,841,700	1,782,651	—	4,950,649	—
Cash	4	25	7	8	1
Receivable for investments sold	—	—	6,475	—	—
Receivable for interest	4,939	4,398	1,386	6,426	507
Receivable for capital shares sold	1	568	—	—	—
Prepaid expenses and other assets	94	97	70	69	60
Total assets	18,458,859	10,737,863	772,927	8,474,076	1,034,100
LIABILITIES:
Dividends payable	1,106	1,177	—	351	23
Payable for investments purchased	104,996	—	—	—	—
Payable for capital shares redeemed	—	468	—	—	—
Payable to affiliates (note 3)	3,931	3,028	11	1,934	191
Accrued expenses and other liabilities	6	13	26	20	29
Total liabilities	110,039	4,686	37	2,305	243
Net assets	$18,348,820	$10,733,177	$772,890	$8,471,771	$1,033,857
COMPOSITION OF NET ASSETS:
Portfolio capital	$18,349,036	$10,733,182	$772,890	$8,471,708	$1,033,825
Undistributed (distributions in excess of) net investment income	(23)	(9)	—	—	—
Accumulated net realized gain (loss) on investments (note 2)	(193)	4	—	63	32
Net assets	$18,348,820	$10,733,177	$772,890	$8,471,771	$1,033,857
Class A:
Net assets	$305,226	$1,531,442	$52,018	$339,776	$40,198
Shares issued and outstanding ($0.01 par value – 5 billion authorized per fund*)	305,228	1,531,601	52,045	339,774	40,191
Net asset value, offering price and redemption price per share	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

26	FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT

	Government Obligations Fund	Prime Obligations Fund	Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund

Class D:
Net assets	$3,767,732	$526,402	$57,441	$2,160,978	$82,761
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	3,767,734	526,296	57,439	2,161,077	82,738
Net asset value, offering price and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00

Class I:
Net assets	$—	$712,061	$—	$—	$—
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	—	712,133	—	—	—
Net asset value, offering price and redemption price per share	$—	$1.00	$—	$—	$—

Class Y:
Net assets	$6,017,744	$3,446,127	$506,747	$2,455,322	$570,317
Shares issued and outstanding ($0.01 par value – 20 billion authorized per fund)	6,017,814	3,446,115	506,721	2,455,381	570,263
Net asset value, offering price and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00

Class Z:
Net assets	$7,086,284	$4,198,139	$150,147	$2,698,733	$299,360
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	7,086,206	4,198,234	150,127	2,698,667	299,338
Net asset value, offering price and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00

Institutional Investor Class:
Net assets	$1,171,834	$319,006	$6,537	$713,231	$41,221
Shares issued and outstanding ($0.01 par value – 20 billion authorized per fund)	1,171,809	318,823	6,537	713,122	41,209
Net asset value, offering price and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00

Reserve Class:
Net assets	$—	$—	$—	$103,731	$—
Shares issued and outstanding ($0.01 par value – 5 billion authorized)	—	—	—	103,778	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$1.00	$—

* 20 billion shares were authorized for U.S. Treasury Money Market Fund.	The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT	27

Statements of Operations	For the six-month period ended February 29, 2016 (unaudited), all dollars and shares are rounded to thousands (000)

	Government Obligations Fund	Prime Obligations Fund	Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
INVESTMENT INCOME:
Interest income	$21,078	$18,363	$214	$8,607	$914
Total investment income	21,078	18,363	214	8,607	914
EXPENSES (note 3):
Investment advisory fees	9,615	5,477	398	4,058	542
Administration fees and expenses	12,805	7,647	555	5,454	732
Transfer agent fees and expenses	66	83	64	75	64
Custodian fees	481	274	20	203	27
Legal fees	22	23	23	22	22
Audit fees	24	24	24	24	24
Registration fees	10	24	18	10	7
Postage and printing fees	156	88	6	68	9
Directors’ fees	71	71	71	71	71
Other expenses	106	108	54	82	66
Distribution and shareholder servicing (12b-1) fees:
Class A	379	1,875	65	410	41
Class D	2,696	546	69	1,426	83
Reserve Class	—	—	—	273	—

28	FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT

	Government Obligations Fund	Prime Obligations Fund	Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
Shareholder servicing (non 12b-1) fees:
Class A	379	1,875	65	410	41
Class D	4,493	909	115	2,376	138
Class I	—	695	—	—	—
Class Y	7,358	4,520	617	2,806	745
Institutional Investor Class	778	135	4	455	39
Reserve Class	—	—	—	137	—
Total expenses	39,439	24,374	2,168	18,360	2,651
Less: Fee waivers (note 3)	(20,934)	(9,562)	(1,954)	(10,516)	(1,776)
Total net expenses	18,505	14,812	214	7,844	875
Investment income – net	2,573	3,551	—	763	39
Net gain on investments	—	3	—	63	38
Net increase in net assets resulting from operations	$2,573	$3,554	$—	$826	$77

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT	29

Statements of Changes in Net Assets	all dollars are rounded to thousands (000)

		Government Obligations Fund		Prime Obligations Fund
	Six-Month Period Ended 2/29/2016 (unaudited)	Year Ended 8/31/2015	Six-Month Period Ended 2/29/2016 (unaudited)	Year Ended 8/31/2015
OPERATIONS:
Investment income – net	$2,573	$1,122	$3,551	$2,082
Net realized gain on investments	—	7	3	31
Net increase in net assets resulting from operations	2,573	1,129	3,554	2,113
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(9)	(16)	(121)	(226)
Class D	(109)	(181)	(58)	(139)
Class I	—	—	(97)	(103)
Class Y	(178)	(354)	(318)	(617)
Class Z	(2,163)	(469)	(2,863)	(948)
Institutional Investor Class	(114)	(102)	(94)	(49)
Reserve Class	—	—	—	—
Total distributions	(2,573)	(1,122)	(3,551)	(2,082)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
Proceeds from sales	610,518	772,408	1,160,881	2,096,003
Reinvestment of distributions	2	5	103	188
Payments for redemptions	(620,944)	(715,092)	(1,118,160)	(1,883,938)
Increase (decrease) in net assets from Class A transactions	(10,424)	57,321	42,824	212,253
Class D:
Proceeds from sales	4,331,620	10,291,490	576,004	2,352,753
Reinvestment of distributions	—	—	—	—
Payments for redemptions	(4,749,720)	(8,778,857)	(902,526)	(2,213,335)
Increase (decrease) in net assets from Class D transactions	(418,100)	1,512,633	(326,522)	139,418

30	FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT

		Government Obligations Fund		Prime Obligations Fund
	Six-Month Period Ended 2/29/2016 (unaudited)	Year Ended 8/31/2015	Six-Month Period Ended 2/29/2016 (unaudited)	Year Ended 8/31/2015
Class I:
Proceeds from sales	—	—	1,541,722	2,721,264
Reinvestment of distributions	—	—	2	3
Payments for redemptions	—	—	(1,499,727)	(2,669,222)
Increase in net assets from Class I transactions	—	—	41,997	52,045
Class Y:
Proceeds from sales	10,114,181	18,092,593	13,484,201	28,638,089
Reinvestment of distributions	24	47	53	142
Payments for redemptions	(10,032,181)	(17,730,646)	(13,749,826)	(28,375,579)
Increase (decrease) in net assets from Class Y transactions	82,024	361,994	(265,572)	262,652
Class Z:
Proceeds from sales	29,731,167	47,613,258	20,308,252	33,395,129
Reinvestment of distributions	86	45	182	42
Payments for redemptions	(30,955,905)	(45,980,477)	(20,215,002)	(33,185,629)
Increase (decrease) in net assets from Class Z transactions	(1,224,652)	1,632,826	93,432	209,542
Institutional Investor Class:
Proceeds from sales	16,777,760	26,934,126	4,233,613	6,239,358
Reinvestment of distributions	—	—	—	—
Payments for redemptions	(17,122,964)	(27,073,056)	(4,166,445)	(6,207,126)
Increase (decrease) in net assets from Institutional Investor Class transactions	(345,204)	(138,930)	67,168	32,232
Increase (decrease) in net assets from capital share transactions	(1,916,356)	3,425,844	(346,673)	908,142
Total increase (decrease) in net assets	(1,916,356)	3,425,851	(346,670)	908,173
Net assets at beginning of the period	20,265,176	16,839,325	11,079,847	10,171,674
Net assets at end of the period	$18,348,820	$20,265,176	$10,733,177	$11,079,847
Distributions in excess of net investment income	$(23)	$(23)	$(9)	$(9)

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT	31

Statements of Changes in Net Assets	all dollars are rounded to thousands (000)

		Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Six-Month Period Ended 2/29/2016 (unaudited)	Year Ended 8/31/2015	Six-Month Period Ended 2/29/2016 (unaudited)	Year Ended 8/31/2015	Six-Month Period Ended 2/29/2016 (unaudited)	Year Ended 8/31/2015
OPERATIONS:
Investment income – net	$—	$—	$763	$—	$39	$—
Net realized gain (loss) on investments	—	—	63	329	38	(1)
Net increase (decrease) in net assets resulting from operations	—	—	826	329	77	(1)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	—	—	—	—	—	—
Class D	—	—	—	—	—	—
Class Y	—	—	—	—	—	—
Class Z	—	—	(713)	—	(38)	—
Institutional Investor Class	—	—	(50)	—	(1)	—
Reserve Class	—	—	—	—	—	—
From net realized gains:
Class A	—	—	(1)	—	—	—
Class D	—	—	(6)	—	—	—
Class Y	—	—	(8)	—	—	—
Class Z	—	—	(10)	—	—	—
Institutional Investor Class	—	—	(3)	—	—	—
Reserve Class	—	—	—	—	—	—
Total distributions	—	—	(791)	—	(39)	—
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
Proceeds from sales	114,120	97,325	308,967	745,716	1,044,039	2,111,969
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(111,763)	(150,590)	(284,823)	(785,731)	(1,042,188)	(2,120,212)
Increase (decrease) in net assets from Class A transactions	2,357	(53,265)	24,144	(40,015)	1,851	(8,243)

32	FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT

		Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Six-Month Period Ended 2/29/2016 (unaudited)	Year Ended 8/31/2015	Six-Month Period Ended 2/29/2016 (unaudited)	Year Ended 8/31/2015	Six-Month Period Ended 2/29/2016 (unaudited)	Year Ended 8/31/2015
Class D:
Proceeds from sales	79,514	255,786	1,825,453	5,357,332	212,054	497,243
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(150,727)	(183,591)	(1,612,187)	(4,967,257)	(266,426)	(596,738)
Increase (decrease) in net assets from Class D transactions	(71,213)	72,195	213,266	390,075	(54,372)	(99,495)
Class Y:
Proceeds from sales	533,661	844,630	3,644,521	8,860,587	480,032	1,455,069
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(487,213)	(788,091)	(3,524,415)	(8,970,375)	(523,865)	(1,178,848)
Increase (decrease) in net assets from Class Y transactions	46,448	56,539	120,106	(109,788)	(43,833)	276,221
Class Z:
Proceeds from sales	332,832	576,802	8,105,594	19,175,424	571,115	1,420,485
Reinvestment of distributions	—	—	97	—	—	—
Payments for redemptions	(330,848)	(562,014)	(8,062,409)	(18,859,122)	(581,044)	(1,375,734)
Increase (decrease) in net assets from Class Z transactions	1,984	14,788	43,282	316,302	(9,929)	44,751
Institutional Investor Class:
Proceeds from sales	109,890	224,062	2,138,969	3,080,704	48,772	143,366
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(112,557)	(220,448)	(2,551,984)	(2,540,016)	(90,453)	(149,726)
Increase (decrease) in net assets from Institutional Investor Class transactions	(2,667)	3,614	(413,015)	540,688	(41,681)	(6,360)
Reserve Class:
Proceeds from sales	—	—	101,336	286,064	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	—	—	(119,718)	(294,918)	—	—
Decrease in net assets from Reserve Class transactions	—	—	(18,382)	(8,854)	—	—
Increase (decrease) in net assets from capital share transactions	(23,091)	93,871	(30,599)	1,088,408	(147,964)	206,874
Total increase (decrease) in net assets	(23,091)	93,871	(30,564)	1,088,737	(147,926)	206,873
Net assets at beginning of the period	795,981	702,110	8,502,335	7,413,598	1,181,783	974,910
Net assets at end of the period	$772,890	$795,981	$8,471,771	$8,502,335	$1,033,857	$1,181,783
Undistributed net investment income	$—	$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT	33

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income	Distributions from Net Investment Income	Net Asset Value End of Period	Total Return[3]	Net Assets End of Period (000)
Government Obligations Fund
Class A
2016[1]	$1.00	$0.000[2]	$(0.000)[2]	$1.00	0.00%	$305,226
2015	1.00	0.000[2]	(0.000)[2]	1.00	0.01	315,649
2014	1.00	0.000[2]	(0.000)[2]	1.00	0.01	258,329
2013	1.00	0.000[2]	(0.000)[2]	1.00	0.02	245,783
2012	1.00	0.000[2]	(0.000)[2]	1.00	0.01	247,540
2011	1.00	—	—	1.00	0.00	217,973
Class D
2016[1]	$1.00	$0.000[2]	$(0.000)[2]	$1.00	0.00%	$3,767,732
2015	1.00	0.000[2]	(0.000)[2]	1.00	0.01	4,185,832
2014	1.00	0.000[2]	(0.000)[2]	1.00	0.01	2,673,198
2013	1.00	0.000[2]	(0.000)[2]	1.00	0.02	2,821,593
2012	1.00	0.000[2]	(0.000)[2]	1.00	0.01	2,703,874
2011	1.00	—	—	1.00	0.00	2,176,148
Class Y
2016[1]	$1.00	$0.000[2]	$(0.000)[2]	$1.00	0.00%	$6,017,744
2015	1.00	0.000[2]	(0.000)[2]	1.00	0.01	5,935,721
2014	1.00	0.000[2]	(0.000)[2]	1.00	0.01	5,573,724
2013	1.00	0.000[2]	(0.000)[2]	1.00	0.02	6,421,137
2012	1.00	0.000[2]	(0.000)[2]	1.00	0.01	4,731,744
2011	1.00	—	—	1.00	0.00	3,843,620
Class Z
2016[1]	$1.00	$0.000[2]	$(0.000)[2]	$1.00	0.03%	$7,086,284
2015	1.00	0.000[2]	(0.000)[2]	1.00	0.01	8,310,936
2014	1.00	0.000[2]	(0.000)[2]	1.00	0.01	6,678,107
2013	1.00	0.000[2]	(0.000)[2]	1.00	0.02	6,097,966
2012	1.00	0.000[2]	(0.000)[2]	1.00	0.01	7,601,448
2011	1.00	0.000[2]	(0.000)[2]	1.00	0.01	5,699,924
Institutional Investor Class
2016[1]	$1.00	$0.000[2]	$(0.000)[2]	$1.00	0.01%	$1,171,834
2015	1.00	0.000[2]	(0.000)[2]	1.00	0.01	1,517,038
2014	1.00	0.000[2]	(0.000)[2]	1.00	0.01	1,655,967
2013	1.00	0.000[2]	(0.000)[2]	1.00	0.02	1,616,619
2012	1.00	0.000[2]	(0.000)[2]	1.00	0.01	1,180,183
2011	1.00	—	—	1.00	0.00	1,217,032
[1]	For the six-month period ended February 29, 2016 (unaudited). All ratios for the period have been annualized, except total return.
[2]	Rounds to zero.
[3]	Total return would have been lower had certain expenses not been waived.

34	FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT

	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Government Obligations Fund
Class A
2016[1]	0.20%	0.01%	0.80%	(0.59)%
2015	0.11	0.01	0.80	(0.68)
2014	0.09	0.01	0.80	(0.70)
2013	0.14	0.02	0.80	(0.64)
2012	0.15	0.01	0.79	(0.63)
2011	0.20	0.00	0.79	(0.59)
Class D
2016[1]	0.22%	0.01%	0.65%	(0.42)%
2015	0.11	0.01	0.66	(0.54)
2014	0.09	0.01	0.65	(0.55)
2013	0.14	0.02	0.65	(0.49)
2012	0.16	0.01	0.65	(0.48)
2011	0.20	0.00	0.64	(0.44)
Class Y
2016[1]	0.22%	0.01%	0.50%	(0.27)%
2015	0.11	0.01	0.50	(0.38)
2014	0.09	0.01	0.50	(0.40)
2013	0.14	0.02	0.50	(0.34)
2012	0.16	0.01	0.50	(0.33)
2011	0.20	0.00	0.49	(0.29)
Class Z
2016[1]	0.16%	0.05%	0.24%	(0.03)%
2015	0.11	0.01	0.25	(0.13)
2014	0.09	0.01	0.25	(0.15)
2013	0.14	0.02	0.24	(0.08)
2012	0.16	0.01	0.25	(0.08)
2011	0.19	0.01	0.25	(0.05)
Institutional Investor Class
2016[1]	0.20%	0.01%	0.34%	(0.13)%
2015	0.11	0.01	0.35	(0.23)
2014	0.09	0.01	0.35	(0.25)
2013	0.14	0.02	0.34	(0.18)
2012	0.15	0.01	0.34	(0.18)
2011	0.20	0.00	0.34	(0.14)
[1]	For the six-month period ended February 29, 2016 (unaudited). All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT	35

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period	Total Return[3]	Net Assets End of Period (000)
Prime Obligations Fund
Class A
2016[1]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.01%	$ 1,531,442
2015	1.00	0.000	[2]	(0.000)[2]	1.00	0.02	1,488,617
2014	1.00	0.000	[2]	(0.000)[2]	1.00	0.02	1,276,361
2013	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	1,285,833
2012	1.00	—		—	1.00	0.00	1,088,649
2011	1.00	—		—	1.00	0.00	1,149,814
Class D
2016[1]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.01%	$ 526,402
2015	1.00	0.000	[2]	(0.000)[2]	1.00	0.02	852,924
2014	1.00	0.000	[2]	(0.000)[2]	1.00	0.02	713,504
2013	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	772,701
2012	1.00	—		—	1.00	0.00	862,131
2011	1.00	—		—	1.00	0.00	1,085,626
Class I
2016[1]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.01%	$ 712,061
2015	1.00	0.000	[2]	(0.000)[2]	1.00	0.02	670,064
2014	1.00	0.000	[2]	(0.000)[2]	1.00	0.02	618,017
2013	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	583,529
2012	1.00	—		—	1.00	0.00	1,124,114
2011	1.00	—		—	1.00	0.00	1,251,541
Class Y
2016[1]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.01%	$3,446,127
2015	1.00	0.000	[2]	(0.000)[2]	1.00	0.02	3,711,698
2014	1.00	0.000	[2]	(0.000)[2]	1.00	0.02	3,449,035
2013	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	3,312,313
2012	1.00	—		—	1.00	0.00	3,130,035
2011	1.00	—		—	1.00	0.00	3,374,744
Class Z
2016[1]	$1.00	$0.001		$(0.001)	$1.00	0.07%	$4,198,139
2015	1.00	0.000	[2]	(0.000)[2]	1.00	0.02	4,104,706
2014	1.00	0.000	[2]	(0.000)[2]	1.00	0.02	3,895,152
2013	1.00	0.000	[2]	(0.000)[2]	1.00	0.03	3,951,184
2012	1.00	0.000	[2]	(0.000)[2]	1.00	0.06	4,776,543
2011	1.00	0.000	[2]	(0.000)[2]	1.00	0.07	5,649,257
Institutional Investor Class
2016[1]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.03%	$ 319,006
2015	1.00	0.000	[2]	(0.000)[2]	1.00	0.02	251,838
2014	1.00	0.000	[2]	(0.000)[2]	1.00	0.02	219,605
2013	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	255,762
2012	1.00	—		—	1.00	0.00	252,285
2011	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	423,613
[1]	For the six-month period ended February 29, 2016 (unaudited). All ratios for the period have been annualized, except total return.
[2]	Rounds to zero.

[3]	Total return would have been lower had certain expenses not been waived.

36	FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT

	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Prime Obligations Fund
Class A 2016[1]	0.32%	0.02%	0.80%	(0.46)%
2015	0.19	0.02	0.80	(0.59)
2014	0.17	0.02	0.80	(0.61)
2013	0.23	0.00	0.80	(0.57)
2012	0.26	0.00	0.80	(0.54)
2011	0.30	0.00	0.79	(0.49)
Class D 2016[1]	0.31%	0.02%	0.65%	(0.32)%
2015	0.19	0.02	0.65	(0.44)
2014	0.17	0.02	0.65	(0.46)
2013	0.23	0.00	0.65	(0.42)
2012	0.26	0.00	0.65	(0.39)
2011	0.30	0.00	0.64	(0.34)
Class I 2016[1]	0.31%	0.03%	0.45%	(0.11)%
2015	0.19	0.02	0.45	(0.24)
2014	0.17	0.02	0.45	(0.26)
2013	0.23	0.00	0.45	(0.22)
2012	0.26	0.00	0.45	(0.19)
2011	0.30	0.00	0.44	(0.14)
Class Y 2016[1]	0.32%	0.02%	0.50%	(0.16)%
2015	0.19	0.02	0.50	(0.29)
2014	0.17	0.02	0.50	(0.31)
2013	0.23	0.00	0.50	(0.27)
2012	0.26	0.00	0.50	(0.24)
2011	0.30	0.00	0.49	(0.19)
Class Z 2016[1]	0.20%	0.14%	0.25%	0.09%
2015	0.18	0.02	0.24	(0.04)
2014	0.17	0.02	0.25	(0.06)
2013	0.20	0.03	0.25	(0.02)
2012	0.20	0.06	0.25	0.01
2011	0.23	0.07	0.24	0.06
Institutional Investor Class
2016[1]	0.27%	0.07%	0.35%	(0.01)%
2015	0.19	0.02	0.35	(0.14)
2014	0.17	0.02	0.35	(0.16)
2013	0.23	0.00	0.35	(0.12)
2012	0.26	0.00	0.35	(0.09)
2011	0.31	0.00	0.35	(0.04)
[1]	For the six-month period ended February 29, 2016 (unaudited). All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT	37

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period	Total Return[3]	Net Assets End of Period (000)
Tax Free Obligations Fund
Class A
2016[1]	$1.00	$—		$—	$1.00	0.00%	$52,018
2015	1.00	—		—	1.00	0.00	49,660
2014	1.00	—		—	1.00	0.00	102,926
2013	1.00	—		—	1.00	0.00	58,571
2012	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	89,213
2011	1.00	—		—	1.00	0.00	71,532
Class D
2016[1]	$1.00	$—		$—	$1.00	0.00%	$57,441
2015	1.00	—		—	1.00	0.00	128,655
2014	1.00	—		—	1.00	0.00	56,460
2013	1.00	—		—	1.00	0.00	58,998
2012	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	48,324
2011	1.00	—		—	1.00	0.00	33,470
Class Y
2016[1]	$1.00	$—		$—	$1.00	0.00%	$506,747
2015	1.00	—		—	1.00	0.00	460,299
2014	1.00	—		—	1.00	0.00	403,760
2013	1.00	—		—	1.00	0.00	405,287
2012	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	386,307
2011	1.00	—		—	1.00	0.00	501,167
Class Z
2016[1]	$1.00	$—		$—	$1.00	0.00%	$150,147
2015	1.00	—		—	1.00	0.00	148,163
2014	1.00	—		—	1.00	0.00	133,374
2013	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	90,194
2012	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	64,071
2011	1.00	0.000	[2]	(0.000)[2]	1.00	0.01	104,254
Institutional Investor Class
2016[1]	$1.00	$—		$—	$1.00	0.00%	$6,537
2015	1.00	—		—	1.00	0.00	9,204
2014	1.00	—		—	1.00	0.00	5,590
2013	1.00	—		—	1.00	0.00	5,986
2012	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	25,419
2011	1.00	—		—	1.00	0.00	19,030
[1]	For the six-month period ended February 29, 2016 (unaudited). All ratios for the period have been annualized, except total return.

[2]	Rounds to zero.

[3]	Total return would have been lower had certain expenses not been waived or reimbursed (note 3).

38	FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT

	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Tax Free Obligations Fund
Class A
2016[1]	0.05%	0.00%	0.85%	(0.80)%
2015	0.06	0.00	0.85	(0.79)
2014	0.08	0.00	0.84	(0.76)
2013	0.15	0.00	0.85	(0.70)
2012	0.15	0.00	0.86	(0.71)
2011	0.24	0.00	0.84	(0.60)
Class D
2016[1]	0.05%	0.00%	0.71%	(0.66)%
2015	0.06	0.00	0.70	(0.64)
2014	0.09	0.00	0.70	(0.61)
2013	0.15	0.00	0.70	(0.55)
2012	0.15	0.00	0.71	(0.56)
2011	0.24	0.00	0.69	(0.45)
Class Y
2016[1]	0.05%	0.00%	0.55%	(0.50)%
2015	0.06	0.00	0.55	(0.49)
2014	0.08	0.00	0.54	(0.46)
2013	0.14	0.00	0.55	(0.41)
2012	0.14	0.00	0.55	(0.41)
2011	0.24	0.00	0.53	(0.29)
Class Z
2016[1]	0.05%	0.00%	0.30%	(0.25)%
2015	0.06	0.00	0.30	(0.24)
2014	0.08	0.00	0.29	(0.21)
2013	0.14	0.00	0.30	(0.16)
2012	0.14	0.00	0.31	(0.17)
2011	0.24	0.01	0.28	(0.03)
Institutional Investor Class
20161	0.05%	0.00%	0.40%	(0.35)%
2015	0.06	0.00	0.40	(0.34)
2014	0.08	0.00	0.39	(0.31)
2013	0.14	0.00	0.39	(0.25)
2012	0.14	0.00	0.40	(0.26)
2011	0.23	0.00	0.39	(0.16)
[1]	For the six-month period ended February 29, 2016 (unaudited). All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT	39

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period	Total Return[3]	Net Assets End of Period (000)
Treasury Obligations Fund
Class A
2016[1]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.00%	$33 9,776
2015	1.00	—		—	1.00	0.00	315,631
2014	1.00	—		—	1.00	0.00	355,633
2013	1.00	—		—	1.00	0.00	401,727
2012	1.00	—		—	1.00	0.00	470,684
2011	1.00	—		—	1.00	0.00	569,907
Class D
2016[1]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.00%	$2,160,978
2015	1.00	—		—	1.00	0.00	1,947,705
2014	1.00	—		—	1.00	0.00	1,557,573
2013	1.00	—		—	1.00	0.00	1,895,037
2012	1.00	—		—	1.00	0.00	2,110,985
2011	1.00	—		—	1.00	0.00	2,434,904
Class Y
2016[1]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.00%	$2,455,322
2015	1.00	—		—	1.00	0.00	2,335,205
2014	1.00	—		—	1.00	0.00	2,444,902
2013	1.00	—		—	1.00	0.00	2,736,848
2012	1.00	—		—	1.00	0.00	3,671,911
2011	1.00	—		—	1.00	0.00	4,458,012
Class Z
2016[1]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.03%	$2,698,733
2015	1.00	—		—	1.00	0.00	2,655,440
2014	1.00	—		—	1.00	0.00	2,339,006
2013	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	2,586,359
2012	1.00	—		—	1.00	0.00	4,183,433
2011	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	1,876,278
Institutional Investor Class
2016[1]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.01%	$713,231
2015	1.00	—		—	1.00	0.00	1,126,241
2014	1.00	—		—	1.00	0.00	585,522
2013	1.00	—		—	1.00	0.00	610,495
2012	1.00	—		—	1.00	0.00	612,335
2011	1.00	—		—	1.00	0.00	574,347
Reserve Class
2016[1]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.00%	$103,731
2015	1.00	—		—	1.00	0.00	122,113
2014	1.00	—		—	1.00	0.00	130,962
2013	1.00	—		—	1.00	0.00	145,412
2012	1.00	—		—	1.00	0.00	178,247
2011	1.00	—		—	1.00	0.00	359,434
[1]	For the six-month period ended February 29, 2016 (unaudited). All ratios for the period have been annualized, except total return.
[2]	Rounds to zero.
[3]	Total return would have been lower had certain expenses not been waived.

40	FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT

	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Treasury Obligations Fund
Class A
2016[1]	0.21%	0.00%	0.79%	(0.58)%
2015	0.09	0.00	0.80	(0.71)
2014	0.08	0.00	0.80	(0.72)
2013	0.13	0.00	0.79	(0.66)
2012	0.11	0.00	0.79	(0.68)
2011	0.17	0.00	0.79	(0.62)
Class D
2016[1]	0.22%	0.00%	0.65%	(0.43)%
2015	0.09	0.00	0.65	(0.56)
2014	0.08	0.00	0.65	(0.57)
2013	0.13	0.00	0.64	(0.51)
2012	0.12	0.00	0.65	(0.53)
2011	0.17	0.00	0.65	(0.48)
Class Y
2016[1]	0.21%	0.00%	0.50%	(0.29)%
2015	0.09	0.00	0.50	(0.41)
2014	0.08	0.00	0.50	(0.42)
2013	0.14	0.00	0.50	(0.36)
2012	0.12	0.00	0.50	(0.38)
2011	0.16	0.00	0.49	(0.33)
Class Z
2016[1]	0.16%	0.05%	0.25%	(0.04)%
2015	0.09	0.00	0.25	(0.16)
2014	0.08	0.00	0.25	(0.17)
2013	0.14	0.00	0.25	(0.11)
2012	0.12	0.00	0.24	(0.12)
2011	0.16	0.00	0.24	(0.08)
Institutional Investor Class
2016[1]	0.20%	0.01%	0.35%	(0.14)%
2015	0.09	0.00	0.35	(0.26)
2014	0.08	0.00	0.35	(0.27)
2013	0.13	0.00	0.35	(0.22)
2012	0.12	0.00	0.35	(0.23)
2011	0.16	0.00	0.34	(0.18)
Reserve Class
2016[1]	0.21%	0.00%	1.00%	(0.79)%
2015	0.09	0.00	1.00	(0.91)
2014	0.08	0.00	1.00	(0.92)
2013	0.13	0.00	0.99	(0.86)
2012	0.11	0.00	1.00	(0.89)
2011	0.17	0.00	0.99	(0.82)
[1]	For the six-month period ended February 29, 2016 (unaudited). All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT	41

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period	Total Return[3]	Net Assets End of Period (000)
U.S. Treasury Money Market Fund
Class A
2016[1]	$1.00	$—		$—	$1.00	0.00%	$40,198
2015	1.00	—		—	1.00	0.00	38,346
2014	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	46,589
2013	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	31,118
2012	1.00	—		—	1.00	0.00	17,741
2011	1.00	—		—	1.00	0.00	21,468
Class D
2016[1]	$1.00	$—		$—	$1.00	0.00%	$82,761
2015	1.00	—		—	1.00	0.00	137,129
2014	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	236,624
2013	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	181,120
2012	1.00	—		—	1.00	0.00	196,910
2011	1.00	—		—	1.00	0.00	91,763
Class Y
2016[1]	$1.00	$—		$—	$1.00	0.00%	$570,317
2015	1.00	—		—	1.00	0.00	614,128
2014	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	337,908
2013	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	290,125
2012	1.00	—		—	1.00	0.00	291,805
2011	1.00	—		—	1.00	0.00	335,769
Class Z
2016[1]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.01%	$299,360
2015	1.00	—		—	1.00	0.00	309,280
2014	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	264,529
2013	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	163,235
2012	1.00	—		—	1.00	0.00	60,196
2011	1.00	—		—	1.00	0.00	77,775
Institutional Investor Class
2016[1]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.00%	$41,221
2015	1.00	—		—	1.00	0.00	82,900
2014	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	89,260
2013	1.00	0.000	[2]	(0.000)[2]	1.00	0.00	36,993
2012	1.00	—		—	1.00	0.00	18,603
2011	1.00	—		—	1.00	0.00	16,227
[1]	For the six-month period ended February 29, 2016 (unaudited). All ratios for the period have been annualized, except total return.
[2]	Rounds to zero.
[3]	Total return would have been lower had certain expenses not been waived.

42	FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT

	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
U.S. Treasury Money Market Fund
Class A
2016[1]	0.17%	0.00%	0.83%	(0.66)%
2015	0.05	0.00	0.84	(0.79)
2014	0.05	0.00	0.84	(0.79)
2013	0.07	0.00	0.84	(0.77)
2012	0.05	0.00	0.86	(0.81)
2011	0.12	0.00	0.85	(0.73)
Class D
2016[1]	0.16%	0.00%	0.68%	(0.52)%
2015	0.05	0.00	0.69	(0.64)
2014	0.05	0.00	0.69	(0.64)
2013	0.08	0.00	0.70	(0.62)
2012	0.06	0.00	0.71	(0.65)
2011	0.11	0.00	0.70	(0.59)
Class Y
2016[1]	0.17%	0.00%	0.54%	(0.37)%
2015	0.05	0.00	0.54	(0.49)
2014	0.05	0.00	0.54	(0.49)
2013	0.08	0.00	0.55	(0.47)
2012	0.05	0.00	0.56	(0.51)
2011	0.10	0.00	0.55	(0.45)
Class Z
2016[1]	0.14%	0.00%	0.28%	(0.14)%
2015	0.05	0.00	0.29	(0.24)
2014	0.05	0.00	0.29	(0.24)
2013	0.07	0.00	0.29	(0.22)
2012	0.05	0.00	0.31	(0.26)
2011	0.10	0.00	0.31	(0.21)
Institutional Investor Class
2016[1]	0.16%	0.00%	0.39%	(0.23)%
2015	0.05	0.00	0.39	(0.34)
2014	0.05	0.00	0.38	(0.33)
2013	0.07	0.00	0.39	(0.32)
2012	0.05	0.00	0.40	(0.35)
2011	0.12	0.00	0.40	(0.28)
[1]	For the six-month period ended February 29, 2016 (unaudited). All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT	43

Notes to Financial Statements	(unaudited as to February 29, 2016), all dollars and shares are rounded to thousands (000)

1 > Organization

Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds, Inc. (“FAF”), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end investment management company. FAF’s articles of incorporation permit the board of directors to create additional funds in the future.

FAF offers Class A, Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares. Class A shares are not subject to sales charges. Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares are offered only to qualifying institutional investors. Class I shares are offered by Prime Obligations Fund only. Reserve Class shares are offered by Treasury Obligations Fund only.

Each fund’s prospectus provides descriptions of its investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to its servicing or distribution arrangements.

2 > Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Investment securities held are stated at amortized cost (except for investments in other money market funds), which approximates fair value. Under the amortized cost method any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. Investments in other money market funds are valued at their respective net asset values on the valuation date. In accordance with Rule 2a-7 of the Investment Company Act, the fair values of the securities held in the funds are determined using prices supplied by the funds’ independent pricing services. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened and the board will determine what action, if any, to take. During the six-month period ended February 29, 2016, the differences between the aggregate market price and the aggregate amortized cost of all securities did not exceed 0.25% for any fund.

44	FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or evaluation of the forces that influence the market in which the securities are purchased and sold.

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT	45

Notes to Financial Statements	(unaudited as to February 29, 2016), all dollars and shares are rounded to thousands (000)

As of February 29, 2016, each fund’s investments were classified as follows:

Fund	Level 1	Level 2	Level 3	Total Fair Value
Government Obligations Fund
Government Agency Debt	$—	$9,337,068	$—	$9,337,068
Treasury Repurchase Agreements	—	6,166,700	—	6,166,700
Government Agency Repurchase Agreements	—	2,675,000	—	2,675,000
Treasury Debt	—	275,053	—	275,053
Total Investments	$—	$18,453,821	$—	$18,453,821
Prime Obligations Fund
Certificates of Deposit	$—	$4,558,037	$—	$4,558,037
Asset Backed Commercial Paper	—	1,495,346	—	1,495,346
Financial Company Commercial Paper	—	1,423,305	—	1,423,305
Other Notes	—	810,796	—	810,796
Treasury Repurchase Agreements	—	657,651	—	657,651
Other Repurchase Agreements	—	625,000	—	625,000
Other Commercial Paper	—	624,765	—	624,765
Government Agency Repurchase Agreements	—	500,000	—	500,000
Government Agency Debt	—	28,500	—	28,500
Variable Rate Demand Note	—	9,375	—	9,375
Total Investments	$—	$10,732,775	$—	$10,732,775
Tax Free Obligations Fund
Municipal Debt	$—	$750,989	$—	$750,989
Investment Company	14,000	—	—	14,000
Total Investments	$14,000	$750,989	$—	$764,989
Treasury Obligations Fund
Treasury Repurchase Agreements	$—	$4,950,649	$—	$4,950,649
Treasury Debt	—	3,516,924	—	3,516,924
Total Investments	$—	$8,467,573	$—	$8,467,573
U.S. Treasury Money Market Fund
Treasury Debt	$—	$1,033,532	$—	$1,033,532
Total Investments	$—	$1,033,532	$—	$1,033,532

Refer to each fund’s Schedule of Investments for further security classification.

During the six-month period ended February 29, 2016, there were no transfers between fair value levels and the portfolios did not hold any securities deemed to be Level 3.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors.

46	FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT

At February 29, 2016, the funds did not hold any restricted securities other than the Rule 144A securities disclosed in the Schedules of Investments. As of February 29, 2016, Prime Obligations Fund has investments in illiquid securities with a total value of $370,000 or 3.4% of total net assets.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Sub-chapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of February 29, 2016, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains were recorded by the fund. The distributions paid during the six-month period ended February 29, 2016 (estimated) and fiscal year ended August 31, 2015 (adjusted by dividends payable as of February 29, 2016 and August 31, 2015) were as follows:

	February 29, 2016
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$1,568	$—	$—	$1,568
Prime Obligations Fund	2,657	—	—	2,657
Treasury Obligations Fund	420	—	20	440
U.S. Treasury Money Market Fund	16	—	—	16
	August 31, 2015

Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$1,109	$—	$—	$1,109
Prime Obligations Fund	1,938	—	—	1,938

The funds designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the funds related to net capital gain to zero for the tax year ended August 31, 2015.

FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT	47

Notes to Financial Statements	(unaudited as to February 29, 2016), all dollars and shares are rounded to thousands (000)

As of August 31, 2015, the funds’ most recent completed fiscal year end, the components of accumulated earnings (deficit) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Post-October Losses	Unrealized Appreciation	Total Accumulated Earnings (Deficit)
Government Obligations Fund	$ 78	$—	$—	$(193)	$—	$(115)
Prime Obligations Fund	275	—	—	—	—	275
Treasury Obligations Fund	8	—	20	—	—	28
U.S. Treasury Money Market Fund	—	—	—	(6)	—	(6)

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared but not paid by August 31, 2015.

Under the Regulated Investment Company Modernization Act of 2010, the funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2015, the following funds had capital loss carryforwards, which, if not offset by subsequent capital gains, will expire on the fund’s fiscal year-ends as follows:

	Expiration Year

Fund	2016	2017	2018	2019	2020	Indefinite	Total
Government Obligations Fund	$—	$—	$—	$(193)	$—	$—	$(193)
U.S. Treasury Money Market Fund	—	—	—	—	—	(5)	(5)

During the fiscal year ended August 31, 2015, Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund utilized $7, $30, and $301, respectively, of capital loss carryforwards.

U.S. Treasury Money Market Fund incurred a loss of $1 for tax purposes, for the period from November 1, 2014 to August 31, 2015. As permitted by tax regulations, the fund intends to elect to defer and treat this loss as arising in the fiscal year ending August 31, 2016.

REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreements with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund, plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank or maintained in a segregated account by an unaffiliated third-party custodian bank until the maturity of the respective repurchase agreement. Provisions of the repurchase agreements are designed to ensure that the value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited.

48	FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), the funds may enter into repurchase agreements (and other short-term investments) on a joint basis.

The table below shows the offsetting assets and liabilities relating to the repurchase agreements shown on the Statements of Assets and Liabilities.

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount[1]
Repurchase Agreements
Government Obligations Fund	$ 8,841,700	$—	$8,841,700	$—	$ (8,841,700)	$—
Prime Obligations Fund	1,782,651	—	1,782,651	—	(1,782,651)	—
Treasury Obligations Fund	4,950,649	—	4,950,649	—	(4,950,649)	—
	$15,575,000	$—	$15,575,000	$—	$(15,575,000)	$—

[1]	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

The table below shows the remaining contractual maturity of the repurchase agreements.

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	30 to 90 Days	Total
Government Obligations Fund
Repurchase Agreements
Government Agency	$2,675,000	$—	$—	$2,675,000
Treasury	6,166,000	—	—	6,166,000
Total Borrowings	$8,841,000	$—	$—	$8,841,000
Prime Obligations Fund
Repurchase Agreements
Government Agency	$ 500,000	$—	$—	$500,000
Treasury	657,651	—	—	657,651
Other	255,000		370,000	625,000
Total Borrowings	$1,412,651	$—	$370,000	$1,782,651
Treasury Obligations Fund
Repurchase Agreements
Treasury	$4,650,649	$300,000	$—	$4,950,649
Total Borrowings	$4,650,649	$300,000	$—	$4,950,649

SECURITIES LENDING – In order to generate additional income, each of the funds, other than U.S. Treasury Money Market Fund, may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. Only Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund may do so as a principal investment strategy.

Each fund’s policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then “marked to market” daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of

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Notes to Financial Statements	(unaudited as to February 29, 2016), all dollars and shares are rounded to thousands (000)

the securities or even loss of rights in the collateral should the borrower of the security fail financially. Cash collateral is invested in short-term, high quality U.S. dollar-denominated securities that would be eligible for investment by a money market fund under Rule 2a-7 of the Investment Company Act. As of February 29, 2016, the funds had no securities on loan. The funds did not participate in securities lending during the six-month period ended February 29, 2016.

U.S. Bank National Association (“U.S. Bank”), the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the fund. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with, conditions contained in an exemptive order issued by the SEC. As the securities lending agent, U.S. Bank receives fees of up to 20% of each fund’s net income from securities lending transactions and pays half of such fees to U.S. Bancorp Asset Management, Inc. (“USBAM”) for certain securities lending services provided by USBAM. For the six-month period ended February 29, 2016, no fees were paid to U.S. Bank for serving as the securities lending agent.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended February 29, 2016.

DEFERRED COMPENSATION PLAN – Prior to January 1, 2011, non-interested directors of the First American Family of Funds were able to defer receipt of part or all of their annual compensation under a Deferred Compensation Plan (the “Plan”). Deferred amounts were treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, as designated by each director. The Plan was terminated effective December 31, 2010. All amounts held in the Plan are 100% vested and outstanding account balances under the Plan are obligations of the funds into which amounts were deferred. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement, USBAM manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay USBAM a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

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Effective October 30, 2008 for Treasury Obligations Fund and December 22, 2008 for each other fund, the advisor voluntarily agreed to waive or reimburse certain fees and expenses and the board of directors approved the suspension or reduction of 12b-1 fee payments, as needed, in order to maintain a zero or positive yield for each share class of each fund. Effective June 1, 2011 for Class Z shares of Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, the advisor contractually agreed to waive fees and reimburse other fund expenses so that total annual fund operating expenses, after waivers, do not exceed 0.20%. From February 1, 2011 through March 31, 2016, for Class Z shares of Government Obligations Fund, the advisor contractually agreed to waive fees and reimburse other fund expenses so that total annual fund operating expenses, after waivers, did not exceed 0.20%. Effective April 1, 2016, for Class Z shares of Government Obligations Fund, the advisor has contractually agreed to waive fees and reimburse other fund expenses through April 1, 2017, so that total annual fund operating expenses, after waivers, do not exceed 0.18%. These fee waivers and expense reimbursements may be terminated at any time after April 1, 2017, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Effective October 30, 2015, the advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2016, so the annual fund operating expenses, after waivers, do not exceed the following amounts:

	Share Class
Fund	A	D	I	Y	Z	Institutional Investor	Reserve
Government Obligations Fund	0.75%	0.60%	N/A	0.45%	0.20%*	0.30%	N/A
Prime Obligations Fund	0.75%	0.60%	0.40%	0.45%	0.20%	0.30%	N/A
Tax Free Obligations Fund	0.75%	0.60%	N/A	0.45%	0.20%	0.30%	N/A
Treasury Obligations Fund	0.75%	0.60%	N/A	0.45%	0.20%	0.30%	0.94%
U.S. Treasury Money Market Fund	0.75%	0.60%	N/A	0.45%	0.20%	0.30%	N/A

*	Effective April 1, 2016, the advisor has contractually agreed to waive fees and reimburse other fund expenses through April 1, 2017, so that total annual fund operating expenses, after waivers, do not exceed 0.18%. These fee waivers and expense reimbursements may be terminated at any time after April 1, 2017, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

These contractual waivers and reimbursements will remain in effect through October 31, 2016 (through April 1, 2017 in the case of Class Z shares of Government Obligations Fund), and may not be terminated prior to such time without the approval of the funds’ board of directors. Waivers and reimbursements by the advisor are otherwise voluntary and may be terminated at any time by the advisor. In order to maintain a minimum yield, or, in the case of Class Z shares, to keep total annual fund operating expenses from exceeding 0.20% (0.18% for Class Z shares of Government Obligations Fund effective April 1, 2016), USBAM waived or reimbursed investment advisory fees of $398, $20,and $172 for Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 29, 2016.

ADMINISTRATION FEES – USBAM serves as the funds’ administrator pursuant to an administration agreement between USBAM and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and USBAM. USBAM is a subsidiary of U.S. Bank. Both U.S. Bank and

FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT	51

Notes to Financial Statements	(unaudited as to February 29, 2016), all dollars and shares are rounded to thousands (000)

USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, USBAM is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay USBAM administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of all funds, up to $8 billion, 0.185% for Class A shares and 0.135% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.17% for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.15% for Class A shares and 0.10% for all other classes of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse USBAM and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

In order to maintain minimum yields for each fund, or, in the case of Class Z shares, to keep total annual fund operating expenses from exceeding 0.20% (0.18% for Class Z shares of Government Obligations Fund effective April 1, 2016), USBAM voluntarily waived or reimbursed administration fees of $6,345, $1,182, $539, $2,944, and $520 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 29, 2016.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement between USBFS and the funds. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class, based upon the number of accounts within each fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement between U.S. Bank and the funds. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statements of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which increases the fund’s custodian expenses.

For the six-month period ended February 29, 2016, custodian fees were neither increased as a result of overdrafts nor decreased as a result of interest earned.

DISTRIBUTION AND SHAREHOLDER SERVICING (12B - 1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement between Quasar and the funds. Under the distribution agreement and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 0.15%, and 0.50% of each fund’s average daily net assets attributable to Class A shares, Class D shares, and Reserve Class shares, respectively. No distribution or shareholder servicing fees are paid by Institutional Investor Class shares, Class Y shares, Class I shares, or Class Z shares. These fees may

52	FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT

be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities. In order to maintain minimum yields for each fund, or, in the case of Class Z shares, to keep total annual fund operating expenses from exceeding 0.20% (0.18% for Class Z shares of Government Obligations Fund effective April 1, 2016), 12b-1 distribution and shareholder servicing fees were reimbursed or suspended in the amounts of $3,075, $2,421, $134, $2,109, and $124 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 29, 2016.

Under the distribution agreement, no amounts were retained by affiliates of USBAM for the six-month period ended February 29, 2016.

SHAREHOLDER SERVICING ( NON - 12B - 1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class I, Class Y shares, Institutional Investor Class, and Reserve Class shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, Class Y, and Reserve Class shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class I shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Institutional Investor Class shares. In order to maintain minimum yields for each fund, or, in the case of Class Z shares, to keep total annual fund operating expenses from exceeding 0.20% (0.18% for Class Z shares of Government Obligations Fund effective April 1, 2016), USBAM voluntarily waived or reimbursed shareholder servicing fees of $11,514, $5,959, $801, $5,443, and $960 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 29, 2016.

Under this shareholder servicing plan and agreement, the following amounts were paid to USBAM for the six-month period ended February 29, 2016 after waivers:

Fund	Amount
Government Obligations Fund	$1,494
Prime Obligations Fund	2,175
Treasury Obligations Fund	741
U.S. Treasury Money Market Fund	3

EXPENSE REIMBURSEMENT – In addition to fee waivers, USBAM voluntarily reimbursed expenses of $82 for Tax Free Obligations Fund in order to maintain minimum yields for each share class.

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses.

FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT	53

Notes to Financial Statements	(unaudited as to February 29, 2016), all dollars and shares are rounded to thousands (000)

4 >	Portfolio Characteristics of the Tax Free Obligations Fund

The Tax Free Obligations Fund invests in municipal securities. At February 29, 2016, the percentage of portfolio investments by each category was as follows:

Tax Free Obligations Fund
Weekly Variable Rate Demand Notes	64.5%
Other Municipal Notes & Bonds	12.9
Commercial Paper & Put Bonds	12.4
Daily Variable Rate Notes & Bonds	10.2
100.0%

The Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At February 29, 2016, the percentage of total portfolio investments by each revenue source, was as follows:

Tax Free Obligations Fund
Revenue Bonds	83.5%
General Obligations	16.5
100.0%

5 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown as it would be dependent upon future claims that may be made against the funds. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

6 >	Regulatory Changes

On July 23, 2014, the SEC voted to amend Rule 2a-7, which governs money market funds. The majority of these amendments, except for certain disclosure enhancements, will not take effect until October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value. Government, treasury, retail prime and retail municipal money market funds will continue to use the amortized cost method of valuation and penny rounding in an effort to maintain a stable share price.

On March 30, 2015, the Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund announced that they currently have no intention to rely on the ability to impose redemption gates and liquidity fees, which beginning October 14, 2016 will be elective provisions for government money market funds under the SEC’s money market fund reforms.

On February 22, 2016, the advisor announced that it intends to launch a new money market mutual fund, First American Retail Prime Obligations Fund (“new fund”). The new fund is tentatively scheduled to launch July 18, 2016 and will be open to eligible retail investors (“natural persons”). The new fund will seek to maintain a stable $1.00 per share net asset value (“NAV”). Beginning October 14, 2016, the new fund will be subject to the possibility of liquidity fees and redemption gates, as required by the money market fund reform rules. The current First American Prime Obligations Fund

54	FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT

(“current fund”) will be renamed First American Institutional Prime Obligations Fund, likely at the time of the launch of the new fund. Beginning October 14, 2016, the current fund will be subject to the possibility of liquidity fees and redemption gates and will transact at a floating NAV which will be calculated out to four decimal places, as required by the amendments. Retail shareholders invested in the current fund will be able to exchange into the new fund at the time of the new fund’s launch. More information will be provided to retail shareholders as the launch date approaches.

Also on February 22, 2016, the advisor announced the intention to designate First American Tax Free Obligations Fund as a retail fund, open only to natural persons. It will be renamed the First American Retail Tax Free Obligations Fund and will continue to seek to maintain a stable $1.00 per share NAV. Beginning October 14, 2016, it will also be subject to the possibility of liquidity fees and redemption gates, as required by the amendments.

The funds’ management will continue to evaluate the impact of the regulatory changes on the funds.

FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT	55

Notice to Shareholders	February 29, 2016 (unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at www.FirstAmericanFunds.com and on the SEC’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge upon request by calling 800.677.3863.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The funds’ Forms N-Q are available without charge upon request (1) by calling 800.677.3863 and (2) on the SEC’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

WEEKLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at www.FirstAmericanFunds.com on a weekly basis.

56	FIRST AMERICAN FUNDS 2016 SEMIANNUAL REPORT

Board of Directors	First American Funds, Inc.

Leonard Kedrowski

Chairperson of First American Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

David Baumgardner

Director of First American Funds, Inc.
Chief Financial Officer of Smyth Companies, LLC

Mark Gaumond

Director of First American Funds, Inc.
Director of Fishers Island Development Corporation
Director of Walsh Park Benevolent Corporation

Roger Gibson

Director of First American Funds, Inc.
Advisor/Consultant of Future Freight™

Richard Riederer

Director of First American Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

James Wade

Director of First American Funds, Inc.
Owner and President of Jim Wade Homes

First American Funds’ Board of Directors is comprised entirely of independent directors.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

First American Funds P.O. Box 1330 Minneapolis, MN 55440-1330

INVESTMENT ADVISOR	CUSTODIAN	INDEPENDENT REGISTERED
U.S. Bancorp Asset	U.S. Bank National Association	PUBLIC ACCOUNTING FIRM
Management, Inc.	1555 RiverCenter Drive Suite 302	Ernst & Young LLP
800 Nicollet Mall	Milwaukee, Wisconsin 53212	220 South Sixth Street
Minneapolis, Minnesota 55402		Suite 1400
	DISTRIBUTOR	Minneapolis, Minnesota 55402
ADMINISTRATOR	Quasar Distributors, LLC
U.S. Bancorp Asset	615 East Michigan Street	COUNSEL
Management, Inc.	Milwaukee, Wisconsin 53202	Ropes & Gray LLP
800 Nicollet Mall		191 North Wacker Drive
Minneapolis, Minnesota 55402		Chicago, Illinois 60606

TRANSFER AGENT
U.S. Bancorp Fund
Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

0032-16 4/2016   SAR MONEY

Item 2—Code of Ethics

Not applicable to the semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to the semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to the semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to the semi-annual report.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3) Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Eric J. Thole
Eric J. Thole President

Date: April 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole President

Date: April 20, 2016

By:	/s/ Jill M. Stevenson
Jill M. Stevenson Treasurer

Date: April 20, 2016